GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK SEPARATE ACCOUNT 1

Year ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and

Contract Owners of Genworth Life of New York VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 1 (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period then ended and the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2000.

Richmond, Virginia

April 23, 2025

Appendix

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two–year period then ended, and the financial highlights for the five-year or lesser periods then ended.

AB Variable Products Series Fund, Inc.

AB VPS Balanced Hedged Allocation Portfolio – Class B

AB VPS International Value Portfolio – Class B

AB VPS Large Cap Growth Portfolio – Class B

AB VPS Relative Value Portfolio – Class B (1)

AB VPS Small Cap Growth Portfolio – Class B

AB VPS Sustainable Global Thematic Portfolio – Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund – Series I shares

Invesco V.I. American Franchise Fund – Series II shares

Invesco V.I. American Value Fund – Series II shares

Invesco V.I. Capital Appreciation Fund – Series I shares

Invesco V.I. Capital Appreciation Fund – Series II shares

Invesco V.I. Comstock Fund – Series II shares

Invesco V.I. Core Equity Fund – Series I shares

Invesco V.I. Core Plus Bond Fund – Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund – Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund – Series II shares

Invesco V.I. EQV International Equity Fund – Series II shares

Invesco V.I. Equity and Income Fund – Series I shares

Invesco V.I. Equity and Income Fund – Series II shares

Invesco V.I. Global Fund – Series II shares

Invesco V.I. Global Real Estate Fund – Series II shares

Invesco V.I. Global Strategic Income Fund – Series I shares

Invesco V.I. Main Street Fund® – Series II shares

Invesco V.I. Main Street Small Cap Fund® – Series II shares

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund – Class 2 (1)

BNY Mellon

BNY Mellon Investment Portfolios – MidCap Stock Portfolio – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund – Government Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund – Class III Shares

BlackRock Basic Value V.I. Fund – Class III Shares

BlackRock Global Allocation V.I. Fund – Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund – Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® – Principal Blue Chip Growth Fund – Class 1

Columbia Variable Portfolio – Overseas Core Fund – Class 2

Deutsche DWS Variable Series II

DWS Small Mid Cap Value VIP – Class B Shares

Eaton Vance Variable Trust

VT Floating – Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II – Primary Shares

Federated Hermes High Income Bond Fund II – Service Shares

Federated Hermes Kaufmann Fund II – Service Shares

Federated Hermes Managed Volatility Fund II – Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset Manager Portfolio – Initial Class

VIP Asset Manager Portfolio – Service Class 2

VIP Balanced Portfolio – Service Class 2

VIP Contrafund® Portfolio – Initial Class

VIP Contrafund® Portfolio – Service Class 2

VIP Dynamic Capital Appreciation Portfolio – Service Class 2

VIP Equity-Income PortfolioSM – Initial Class

VIP Equity-Income PortfolioSM – Service Class 2

VIP Growth & Income Portfolio – Initial Class

VIP Growth & Income Portfolio – Service Class 2

VIP Growth Opportunities Portfolio – Initial Class

VIP Growth Opportunities Portfolio – Service Class 2

VIP Growth Portfolio – Initial Class

VIP Growth Portfolio – Service Class 2

VIP Investment Grade Bond Portfolio – Service Class 2

VIP Mid Cap Portfolio – Service Class 2

VIP Overseas Portfolio – Initial Class

VIP Value Strategies Portfolio – Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Fund – Class 2 Shares

Franklin Income VIP Fund – Class 2 Shares

Franklin Large Cap Growth VIP Fund – Class 2 Shares

Franklin Mutual Shares VIP Fund – Class 2 Shares

Templeton Foreign VIP Fund – Class 1 Shares

Templeton Foreign VIP Fund – Class 2 Shares

Templeton Global Bond VIP Fund – Class 1 Shares

Templeton Growth VIP Fund – Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund – Service Shares

Goldman Sachs Large Cap Value Fund – Institutional Shares

Goldman Sachs Mid Cap Value Fund – Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio – Institutional Shares

Janus Henderson Balanced Portfolio – Service Shares

Janus Henderson Enterprise Portfolio – Institutional Shares

Janus Henderson Enterprise Portfolio – Service Shares

Janus Henderson Flexible Bond Portfolio – Institutional Shares

Janus Henderson Forty Portfolio – Institutional Shares

Janus Henderson Forty Portfolio – Service Shares

Janus Henderson Global Research Portfolio – Institutional Shares

Janus Henderson Global Research Portfolio – Service Shares

Janus Henderson Global Technology and Innovation Portfolio – Service Shares

Janus Henderson Overseas Portfolio – Institutional Shares

Janus Henderson Overseas Portfolio – Service Shares

Janus Henderson Research Portfolio – Institutional Shares

Janus Henderson Research Portfolio – Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio – Class I

ClearBridge Variable Dividend Strategy Portfolio – Class II

ClearBridge Variable Growth Portfolio – Class II (1)

ClearBridge Variable Large Cap Value Portfolio – Class I

Lincoln Variable Insurance Products Trust

LVIP American Century Disciplined Core Value Fund – Standard Class II (1)

LVIP American Century Inflation Protection Fund – Service Class (1)

LVIP American Century International Fund – Standard Class II (1)

LVIP American Century Ultra® Fund – Standard Class II (1)

LVIP American Century Value Fund – Standard Class II (1)

LVIP JPMorgan Core Bond Fund – Standard Class (1)

LVIP JPMorgan Mid Cap Value Fund – Standard Class (1)

LVIP JPMorgan Small Cap Core Fund – Standard Class (1)

LVIP JPMorgan U.S. Equity Fund – Standard Class (1)

MFS® Variable Insurance Trust

MFS® Investors Trust Series – Service Class Shares

MFS® New Discovery Series – Service Class Shares

MFS® Total Return Series – Service Class Shares

MFS® Utilities Series – Service Class Shares

MFS® Variable Insurance Trust II

MFS® Income Portfolio – Service Class Shares

MFS® Massachusetts Investors Growth Stock Portfolio – Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio – Advisor Class Shares

High Yield Portfolio – Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) – Administrative Class Shares

Long-Term U.S. Government Portfolio – Administrative Class Shares

Low Duration Portfolio – Administrative Class Shares

Total Return Portfolio – Administrative Class Shares

Rydex Variable Trust

NASDAQ – 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund – Class 1 Shares

Premier Growth Equity V.I.S. Fund – Class 1 Shares

Real Estate Securities V.I.S. Fund – Class 1 Shares

S&P 500® Index V.I.S. Fund – Class 1 Shares

Small-Cap Equity V.I.S. Fund – Class 1 Shares

Total Return V.I.S. Fund – Class 1 Shares

Total Return V.I.S. Fund – Class 3 Shares

U.S. Equity V.I.S. Fund – Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio – Class I–2 Shares

Alger Small Cap Growth Portfolio – Class I–2 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio – Class II Shares

PSF PGIM Jennison Growth Portfolio – Class II Shares

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period from January 1, 2024 to June 17, 2024 (liquidation date) and the statements of changes in net assets for the period from January 1, 2023 to June 17, 2024 (liquidation date).

Deutsche DWS Variable Series I

DWS Capital Growth VIP – Class B Shares

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP – Class B Shares

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period from January 1, 2024 to April 26, 2024 (liquidation date) and the statements of changes in net assets for the period from January 1, 2023 to April 26, 2024 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Conservative Balanced Fund – Series I shares

Invesco V.I. Conservative Balanced Fund – Series II shares

Statement of assets and liabilities as of December 31, 2024, the related statement of operations for the period then ended, and the statements of changes in net assets for the period from December 8, 2023 (inception) to December 31, 2024 and the financial highlights for the lesser periods in the five years ended December 31, 2024.

The Prudential Series Fund

PSF PGIM Jennison Blend Portfolio – Class II Shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2024

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$2,044,342	$362,417	$1,149,986	$2,149,769	$300,733
Dividend receivable	—	—	—	—	—
Receivable for units sold	43	—	106	32	—
Total assets	2,044,385	362,417	1,150,092	2,149,801	300,733

Liabilities:
Accrued expenses payable to affiliate (note 4b)	99	15	42	95	13
Payable for units withdrawn	—	—	—	—	1
Total liabilities	99	15	42	95	14

Net assets attributable to:
Variable annuity contract owners in the accumulation period	1,816,323	362,402	1,115,042	2,101,514	300,719
Variable annuity contract owners in the annuitization period	227,963	—	35,008	48,192	—
Net assets	$2,044,286	$362,402	$1,150,050	$2,149,706	$300,719

Investments in securities at cost	$2,283,475	$346,922	$759,315	$1,802,120	$395,670
Shares outstanding	226,897	24,065	14,425	69,639	31,857

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Assets:
Investments at fair value (note 2b)	$—	$—	$9,609,898	$532,206	$192,859
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	—	—	9,609,898	532,206	192,859

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—	442	21	7
Payable for units withdrawn	—	—	8,701	—	—
Total liabilities	—	—	9,143	21	7

Net assets attributable to:
Variable annuity contract owners in the accumulation period	—	—	9,425,836	532,185	192,852
Variable annuity contract owners in the annuitization period	—	—	174,919	—	—
Net assets	$—	$—	$9,600,755	$532,185	$192,852

Investments in securities at cost	$—	$—	$9,629,488	$537,054	$176,563
Shares outstanding	—	—	285,839	93,369	2,472

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

$47,538	$436,741	$68,694	$479,986	$154,656	$991,697	$3,278,754
—	—	—	—	—	—	—
29	42	—	—	—	273	—
47,567	436,783	68,694	479,986	154,656	991,970	3,278,754

4	20	6	21	6	46	146
—	—	—	1	—	—	1,904
4	20	6	22	6	46	2,050

47,563	395,572	68,688	479,964	154,650	956,997	3,221,963
—	41,191	—	—	—	34,927	54,741
$47,563	$436,763	$68,688	$479,964	$154,650	$991,924	$3,276,704

$35,374	$316,820	$46,732	$450,984	$110,413	$738,107	$3,157,686
1,449	5,492	959	27,697	2,449	16,600	159,086

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares

$143,860	$2,847,654	$31,588	$2,160,690	$3,171,313	$190,224	$3,312
—	—	—	—	—	—	—
—	—	—	—	375	—	—
143,860	2,847,654	31,588	2,160,690	3,171,688	190,224	3,312

6	130	1	126	139	10	—
—	2,165	—	427	—	1	1
6	2,295	1	553	139	11	1

143,854	2,804,401	31,587	2,120,792	3,157,621	154,872	3,311
—	40,958	—	39,345	13,928	35,341	—
$143,854	$2,845,359	$31,587	$2,160,137	$3,171,549	$190,213	$3,311

$124,146	$2,961,138	$31,168	$2,122,215	$2,977,210	$188,280	$3,997
2,149	86,581	1,809	124,679	82,031	14,577	772

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust	BNY Mellon

	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Assets:
Investments at fair value (note 2b)	$12,926,254	$3,755,779	$233,405	$193,400	$24,955
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	28
Total assets	12,926,254	3,755,779	233,405	193,400	24,983

Liabilities:
Accrued expenses payable to affiliate (note 4b)	592	173	10	10	1
Payable for units withdrawn	10,695	1,461	—	—	—
Total liabilities	11,287	1,634	10	10	1

Net assets attributable to:
Variable annuity contract owners in the accumulation period	12,698,051	3,679,289	233,395	158,497	24,982
Variable annuity contract owners in the annuitization period	216,916	74,856	—	34,893	—
Net assets	$12,914,967	$3,754,145	$233,395	$193,390	$24,982

Investments in securities at cost	$13,546,471	$3,478,655	$226,720	$178,884	$17,228
Shares outstanding	652,512	131,828	8,497	9,397	450

	Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

	DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares

Assets:
Investments at fair value (note 2b)	$—	$—	$68,297	$3,112,811	$194
Dividend receivable	—	—	—	18,854	—
Receivable for units sold	—	—	—	—	—
Total assets	—	—	68,297	3,131,665	194

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—	3	146	(1)
Payable for units withdrawn	—	—	—	2,690	1
Total liabilities	—	—	3	2,836	—

Net assets attributable to:
Variable annuity contract owners in the accumulation period	—	—	68,294	3,044,967	194
Variable annuity contract owners in the annuitization period	—	—	—	83,862	—
Net assets	$—	$—	$68,294	$3,128,829	$194

Investments in securities at cost	$—	$—	$67,808	$3,170,072	$217
Shares outstanding	—	—	4,946	361,534	34

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

BNY Mellon (continued)	BlackRock Variable Series Funds, Inc.				Columbia Funds Variable Series Trust II

BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

$804,777	$109,683	$537,052	$26,316,249	$179,720	$719,147	$751,074
2,729	—	—	—	—	—	—
—	—	—	—	—	—	—
807,506	109,683	537,052	26,316,249	179,720	719,147	751,074

32	5	24	1,314	8	31	31
—	—	—	59,761	—	—	—
32	5	24	61,075	8	31	31

803,538	109,678	534,640	25,728,836	179,712	701,231	748,870
3,936	—	2,388	526,338	—	17,885	2,173
$807,474	$109,678	$537,028	$26,255,174	$179,712	$719,116	$751,043

$804,777	$138,354	$573,644	$28,705,049	$120,607	$406,625	$736,379
804,777	10,053	42,056	2,041,602	8,041	10,037	57,422

Federated Hermes Insurance Series (continued)			Fidelity® Variable Insurance Products Fund

Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager Portfolio — Initial Class	VIP Asset Manager Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

$563,204	$2,835,190	$29,042	$110,738	$41,805	$4,619,828	$922,138

—	—	—	—	—	—	—

225	—	—	—	—	—	—

563,429	2,835,190	29,042	110,738	41,805	4,619,828	922,138

25	130	1	4	2	251	36

—	1,609	—	—	1	261	—

25	1,739	1	4	3	512	36

534,169	2,790,761	29,041	110,734	35,380	4,438,701	909,050
29,235	42,690	—	—	6,422	180,615	13,052
$563,404	$2,833,451	$29,041	$110,734	$41,802	$4,619,316	$922,102

$621,551	$2,661,498	$28,529	$102,010	$39,465	$3,560,883	$586,119
99,859	159,819	2,850	6,732	2,629	195,012	15,915

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	Fidelity® Variable Insurance Products Fund

	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income PortfolioSM — Initial Class	VIP Equity- Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$21,085,096	$15,146	$245,800	$2,366,945	$280,385
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	467	—
Total assets	21,085,096	15,146	245,800	2,367,412	280,385

Liabilities:
Accrued expenses payable to affiliate (note 4b)	958	1	9	103	11
Payable for units withdrawn	11,221	—	—	—	—
Total liabilities	12,179	1	9	103	11

Net assets attributable to:
Variable annuity contract owners in the accumulation period	20,607,785	15,145	245,791	2,364,836	280,374
Variable annuity contract owners in the annuitization period	465,132	—	—	2,473	—
Net assets	$21,072,917	$15,145	$245,791	$2,367,309	$280,374

Investments in securities at cost	$16,416,025	$9,614	$210,228	$2,072,892	$174,960
Shares outstanding	379,912	793	9,244	92,821	9,178

	Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares

Assets:
Investments at fair value (note 2b)	$121,752	$61,628	$5,805,156	$19,664,561	$203,833
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	40	—	—
Total assets	121,752	61,628	5,805,196	19,664,561	203,833

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	3	289	1,066	8
Payable for units withdrawn	—	1	—	5,842	—
Total liabilities	5	4	289	6,908	8

Net assets attributable to:
Variable annuity contract owners in the accumulation period	121,747	54,707	5,537,437	18,806,063	203,825
Variable annuity contract owners in the annuitization period	—	6,917	267,470	851,590	—
Net assets	$121,747	$61,624	$5,804,907	$19,657,653	$203,825

Investments in securities at cost	$95,349	$57,319	$6,625,105	$20,308,359	$177,737
Shares outstanding	4,780	3,918	1,107,854	1,369,398	9,819

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2

$638,167	$87,487	$300,997	$600,037	$1,072,529	$7,198,956	$5,485,216
—	—	—	—	—	—	—
31	—	—	—	17	—	—
638,198	87,487	300,997	600,037	1,072,546	7,198,956	5,485,216

26	3	13	23	74	337	243
—	—	—	—	—	8,625	1,387
26	3	13	23	74	8,962	1,630

638,172	87,484	300,984	600,014	1,072,472	7,026,392	5,401,363
—	—	—	—	—	163,602	82,223
$638,172	$87,484	$300,984	$600,014	$1,072,472	$7,189,994	$5,483,586

$415,171	$36,655	$231,059	$440,093	$803,009	$7,663,630	$5,515,881
21,684	1,054	3,746	6,190	11,565	677,868	154,600

Franklin Templeton Variable Insurance Products Trust (continued)					Goldman Sachs Variable Insurance Trust

Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares

$3,020,219	$—	$166,788	$1,843	$527,524	$5,613,538	$182,608
—	—	—	—	—	20,778	—
—	—	—	—	—	56,494	—
3,020,219	—	166,788	1,843	527,524	5,690,810	182,608

137	—	7	—	25	239	7
1,695	—	—	—	—	—	—
1,832	—	7	—	25	239	7

2,975,199	—	166,781	1,843	492,272	5,689,195	182,601
43,188	—	—	—	35,227	1,376	—
$3,018,387	$—	$166,781	$1,843	$527,499	$5,690,571	$182,601

$3,142,755	$—	$168,742	$2,468	$507,383	$5,613,538	$204,395
184,272	—	12,121	153	42,270	5,613,538	21,184

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	Goldman Sachs Variable Insurance Trust (continued)	Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares

Assets:
Investments at fair value (note 2b)	$291,689	$604,331	$6,726,354	$798,600	$117,320
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	31
Total assets	291,689	604,331	6,726,354	798,600	117,351

Liabilities:
Accrued expenses payable to affiliate (note 4b)	12	23	321	31	5
Payable for units withdrawn	—	—	6,106	—	—
Total liabilities	12	23	6,427	31	5

Net assets attributable to:
Variable annuity contract owners in the accumulation period	291,677	586,092	6,286,366	774,428	117,346
Variable annuity contract owners in the annuitization period	—	18,216	433,561	24,141	—
Net assets	$291,677	$604,308	$6,719,927	$798,569	$117,346

Investments in securities at cost	$271,319	$360,439	$4,343,557	$573,923	$95,992
Shares outstanding	17,290	11,799	123,669	9,487	1,570

	Janus Aspen Series (continued)			Legg Mason Partners Variable Equity Trust

	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II

Assets:
Investments at fair value (note 2b)	$79,430	$615,230	$10,675	$—	$171,149
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	79,430	615,230	10,675	—	171,149

Liabilities:
Accrued expenses payable to affiliate (note 4b)	7	24	(2)	—	8
Payable for units withdrawn	2	—	—	—	1
Total liabilities	9	24	(2)	—	9

Net assets attributable to:
Variable annuity contract owners in the accumulation period	79,421	615,206	10,677	—	171,140
Variable annuity contract owners in the annuitization period	—	—	—	—	—
Net assets	$79,421	$615,206	$10,677	$—	$171,140

Investments in securities at cost	$57,275	$336,349	$5,410	$—	$144,766
Shares outstanding	1,902	10,357	189	—	8,024

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

Janus Aspen Series (continued)

Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares

$219	$981,060	$1,172,482	$234,322	$131,572	$1	$80,812
—	—	—	—	—	—	—
—	—	—	—	—	—	—
219	981,060	1,172,482	234,322	131,572	1	80,812

(1)	38	51	9	1	1	3
1	—	—	—	—	—	—
—	38	51	9	1	1	3

219	937,562	1,169,317	223,639	131,571	—	80,809
—	43,460	3,114	10,674	—	—	—
$219	$981,022	$1,172,431	$234,313	$131,571	$—	$80,809

$230	$642,096	$853,232	$141,909	$78,822	$1	$72,216
22	17,098	22,963	3,228	1,880	—	1,840

Legg Mason Partners Variable Equity Trust (continued)		Lincoln Variable Insurance Products Trust

ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Disciplined Core Value Fund — Standard Class II	LVIP American Century Inflation Protection Fund — Service Class	LVIP American Century International Fund — Standard Class II	LVIP American Century Ultra® Fund — Standard Class II	LVIP American Century Value Fund — Standard Class II

$125,710	$217,129	$39,996	$2,823,563	$199,019	$600,535	$156,492
—	—	—	—	—	—	—
—	—	—	—	—	—	—
125,710	217,129	39,996	2,823,563	199,019	600,535	156,492

5	8	2	135	10	27	6
—	1	—	2,396	—	—	—
5	9	2	2,531	10	27	6

125,705	217,120	39,994	2,655,179	163,814	600,508	156,486
—	—	—	165,853	35,195	—	—
$125,705	$217,120	$39,994	$2,821,032	$199,009	$600,508	$156,486

$168,652	$234,005	$38,618	$3,106,408	$200,469	$362,378	$129,185
9,096	11,135	4,670	308,115	18,628	19,786	12,797

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	Lincoln Variable Insurance Products Trust				MFS® Variable Insurance Trust

	LVIP JPMorgan Core Bond Fund — Standard Class	LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series — Service Class Shares

Assets:
Investments at fair value (note 2b)	$1,079,471	$717,418	$292,538	$331,298	$253,565
Dividend receivable	—	—	—	—	—
Receivable for units sold	28	12	28	—	84
Total assets	1,079,499	717,430	292,566	331,298	253,649

Liabilities:
Accrued expenses payable to affiliate (note 4b)	54	32	15	18	11
Payable for units withdrawn	—	—	—	—	—
Total liabilities	54	32	15	18	11

Net assets attributable to:
Variable annuity contract owners in the accumulation period	929,213	682,185	252,303	296,214	253,638
Variable annuity contract owners in the annuitization period	150,232	35,213	40,248	35,066	—
Net assets	$1,079,445	$717,398	$292,551	$331,280	$253,638

Investments in securities at cost	$1,194,590	$670,112	$269,764	$218,575	$173,561
Shares outstanding	112,328	73,611	13,485	7,446	6,520

	PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust

	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund

Assets:
Investments at fair value (note 2b)	$7,943	$3,427,408	$4,924,903	$11,121,234	$229,328
Dividend receivable	27	9,091	16,404	39,046	—
Receivable for units sold	—	—	—	—	4
Total assets	7,970	3,436,499	4,941,307	11,160,280	229,332

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	161	231	513	10
Payable for units withdrawn	1	2,839	2,661	8,819	—
Total liabilities	2	3,000	2,892	9,332	10

Net assets attributable to:
Variable annuity contract owners in the accumulation period	7,968	3,350,410	4,742,640	10,953,714	229,322
Variable annuity contract owners in the annuitization period	—	83,089	195,775	197,234	—
Net assets	$7,968	$3,433,499	$4,938,415	$11,150,948	$229,322

Investments in securities at cost	$8,232	$4,514,806	$5,084,198	$12,190,159	$123,786
Shares outstanding	794	471,445	510,882	1,230,225	2,665

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

MFS® Variable Insurance Trust (continued)			MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares

$378,477	$3,434,948	$735,508	$25,130	$702,083	$218,306	$2,989,052
—	—	—	—	—	—	15,221
43	—	182	—	—	—	—
378,520	3,434,948	735,690	25,130	702,083	218,306	3,004,273

16	170	32	1	33	9	138
—	459	—	—	1	—	2,261
16	629	32	1	34	9	2,399

378,504	3,338,788	728,872	17,585	631,640	218,297	2,905,969
—	95,531	6,786	7,544	70,409	—	95,905
$378,504	$3,434,319	$735,658	$25,129	$702,049	$218,297	$3,001,874

$492,438	$3,321,083	$640,888	$27,410	$638,070	$255,092	$3,008,640
35,207	151,720	22,008	3,050	30,094	24,419	412,853

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares

$313,454	$546,391	$890,477	$6,286,740	$868,659	$7,842,300	$30,313,558
—	—	—	—	—	—	—
345	54	346	6,351	—	658	—
313,799	546,445	890,823	6,293,091	868,659	7,842,958	30,313,558

14	22	39	264	37	339	1,634
—	—	—	—	—	—	66,386
14	22	39	264	37	339	68,020

313,785	546,423	878,903	6,268,281	857,433	3,189,643	27,906,080
—	—	11,881	24,546	11,189	4,652,976	2,339,458
$313,785	$546,423	$890,784	$6,292,827	$868,622	$7,842,619	$30,245,538

$371,090	$462,769	$937,908	$4,415,434	$906,776	$8,067,494	$31,136,089
32,754	4,705	84,246	115,163	69,216	500,785	1,934,496

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	State Street Variable Insurance Series Funds, Inc. (continued)	The Alger Portfolios		The Prudential Series Fund

	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$439,239	$226,353	$79,037	$363,345	$275,412
Dividend receivable	—	—	—	—	—
Receivable for units sold	263	—	—	—	—
Total assets	439,502	226,353	79,037	363,345	275,412

Liabilities:
Accrued expenses payable to affiliate (note 4b)	22	9	3	19	11
Payable for units withdrawn	—	—	—	1	—
Total liabilities	22	9	3	20	11

Net assets attributable to:
Variable annuity contract owners in the accumulation period	439,480	226,344	79,034	363,325	275,401
Variable annuity contract owners in the annuitization period	—	—	—	—	—
Net assets	$439,480	$226,344	$79,034	$363,325	$275,401

Investments in securities at cost	$401,259	$162,073	$111,615	$312,434	$223,171
Shares outstanding	9,081	2,538	4,438	8,639	2,325

The Prudential Series Fund

PSF PGIM Jennison Growth Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$250,452
Dividend receivable	—
Receivable for units sold	—
Total assets	250,452

Liabilities:
Accrued expenses payable to affiliate (note 4b)	11
Payable for units withdrawn	—
Total liabilities	11

Net assets attributable to:
Variable annuity contract owners in the accumulation period	250,441
Variable annuity contract owners in the annuitization period	—
Net assets	$250,441

Investments in securities at cost	$ 81,403
Shares outstanding	1,443

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$ 36,695	$ 8,767	$ —	$ 36,636	$ —
Mortality and expense risk and administrative charges (note 4)	36,730	28,362	18,788	42,963	6,135
Net investment income (expense)	(35)	(19,595)	(18,788)	(6,327)	(6,135)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(35,017)	122,175	69,065	195,525	(160,667)
Change in unrealized appreciation (depreciation)	128,086	48,699	134,113	19,863	226,284
Capital gain distributions	42,268	—	53,748	103,085	—
Net realized and unrealized gain (loss) on investments	135,337	170,874	256,926	318,473	65,617

Increase (decrease) in net assets from operations	$135,302	$151,279	$238,138	$312,146	$ 59,482

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

	Period from January 1 to April 26, 2024	Period from January 1 to April 26, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$1,507	$42,885	$66,442	$19,213	$ —
Mortality and expense risk and administrative charges (note 4)	267	13,314	76,148	7,148	2,551
Net investment income (expense)	1,240	29,571	(9,706)	12,065	(2,551)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,625)	42,183	34,719	146	(8)
Change in unrealized appreciation (depreciation)	2,583	(39,564)	14,655	(4,318)	38,094
Capital gain distributions	—	—	797,941	—	—
Net realized and unrealized gain (loss) on investments	(42)	2,619	847,315	(4,172)	38,086

Increase (decrease) in net assets from operations	$1,198	$32,190	$837,609	$ 7,893	$35,535

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$ —	$ —	$ —	$ 5,134	$ —	$ —	$ 49,776
881	7,399	3,587	9,869	2,038	16,136	61,664
(881)	(7,399)	(3,587)	(4,735)	(2,038)	(16,136)	(11,888)

4,845	17,067	41,289	26,169	2,049	36,417	135,672
(1,214)	111,260	33,750	129,114	39,073	251,032	129,287
187	—	—	15,393	—	—	233,481
3,818	128,327	75,039	170,676	41,122	287,449	498,440

$2,937	$120,928	$71,452	$165,941	$39,084	$271,313	$486,552

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares

Year ended December 31, 2024	Year ended December 31, 2024	Period from April 26 to December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$ —	$ 44,790	$ 556	$ 36,494	$ —	$4,482	$103
2,211	26,603	313	38,769	52,419	2,538	51
(2,211)	18,187	243	(2,275)	(52,419)	1,944	52

(646)	7,978	246	19,646	50,549	2,728	(87)
30,672	(126,255)	421	54,781	240,372	2,285	104
—	15,511	1,194	89,142	192,830	—	—
30,026	(102,766)	1,861	163,569	483,751	5,013	17

$27,815	$(84,579)	$2,104	$161,294	$431,332	$6,957	$69

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust	BNY Mellon

	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$ —	$ —	$ —	$ 108	$ 5,093
Mortality and expense risk and administrative charges (note 4)	110,825	40,010	5,374	2,689	6,582
Net investment income (expense)	(110,825)	(40,010)	(5,374)	(2,581)	(1,489)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(20,301)	65,615	(17,128)	3,910	148,137
Change in unrealized appreciation (depreciation)	(250,390)	35,985	75,904	13,439	(53,802)
Capital gain distributions	1,303,493	140,388	11,234	185	6,063
Net realized and unrealized gain (loss) on investments	1,032,802	241,988	70,010	17,534	100,398

Increase (decrease) in net assets from operations	$ 921,977	$201,978	$64,636	$14,953	$98,909

	Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

	DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares

	Period from January 1 to June 17, 2024	Period from January 1 to June 17, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$ —	$ 1,965	$ 601	$246,645	$12
Mortality and expense risk and administrative charges (note 4)	1,234	1,232	1,160	53,304	3
Net investment income (expense)	(1,234)	733	(559)	193,341	9

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	20,601	42,931	129	(10,931)	(5)
Change in unrealized appreciation (depreciation)	(19,995)	(28,677)	(168)	(3,647)	6
Capital gain distributions	15,286	—	3,583	—	—
Net realized and unrealized gain (loss) on investments	15,892	14,254	3,544	(14,578)	1

Increase (decrease) in net assets from operations	$14,658	$14,987	$2,985	$178,763	$10

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

BNY Mellon (continued)	BlackRock Variable Series Funds, Inc.				Columbia Funds Variable Series Trust II

BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$31,999	$ 1,541	$ 9,302	$ 384,866	$ —	$ —	$130,828
10,734	1,877	31,264	510,937	2,764	125,879	34,377
21,265	(336)	(21,962)	(126,071)	(2,764)	(125,879)	96,451

—	(45,986)	8,317	(209,394)	11,510	3,654,896	40,823
—	55,491	227,233	161,919	21,923	(2,175,251)	(26,205)
—	—	41,146	2,089,024	13,746	—	—
—	9,505	276,696	2,041,549	47,179	1,479,645	14,618

$21,265	$ 9,169	$254,734	$1,915,478	$44,415	$1,353,766	$111,069

Federated Hermes Insurance Series (continued)			Fidelity® Variable Insurance Products Fund

Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager Portfolio — Initial Class	VIP Asset Manager Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contra fund® Portfolio — Initial Class

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$30,404	$ 3,664	$ 588	$2,694	$ 972	$ 79,779	$ 1,617
8,947	26,584	389	1,566	667	98,340	12,137
21,457	(22,920)	199	1,128	305	(18,561)	(10,520)

(21,845)	28,117	(29)	534	261	281,711	20,428
23,775	189,978	3,350	5,046	1,901	197,025	113,451
—	17,088	—	711	278	166,120	103,324
1,930	235,183	3,321	6,291	2,440	644,856	237,203

$23,387	$212,263	$3,520	$7,419	$2,745	$626,295	$226,683

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income PortfolioSM — Initial Class	VIP Equity- Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$ 7,202	$ 19	$4,307	$37,380	$3,945
Mortality and expense risk and administrative charges (note 4)	355,458	476	3,653	38,212	3,843
Net investment income (expense)	(348,256)	(457)	654	(832)	102

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,810,815	9,118	9,601	64,234	7,879
Change in unrealized appreciation (depreciation)	1,844,375	(3,273)	9,098	94,778	23,586
Capital gain distributions	2,506,474	1,490	14,283	141,150	17,925
Net realized and unrealized gain (loss) on investments	6,161,664	7,335	32,982	300,162	49,390

Increase (decrease) in net assets from operations	$5,813,408	$6,878	$33,636	$299,330	$49,492

	Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$2,079	$ 479	$126,081	$1,100,716	$ —
Mortality and expense risk and administrative charges (note 4)	1,821	999	111,470	423,387	3,053
Net investment income (expense)	258	(520)	14,611	677,329	(3,053)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	2,273	3,130	(167,730)	(218,802)	5,537
Change in unrealized appreciation (depreciation)	(3,687)	(6,431)	584,201	512,669	20,194
Capital gain distributions	5,740	8,562	—	90,183	20,889
Net realized and unrealized gain (loss) on investments	4,326	5,261	416,471	384,050	46,620

Increase (decrease) in net assets from operations	$4,584	$4,741	$431,082	$1,061,379	$43,567

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$ 7,792	$ —	$ —	$ 5	$ —	$221,313	$ 18,446
9,903	1,141	4,446	8,006	16,332	80,780	70,418
(2,111)	(1,141)	(4,446)	(8,001)	(16,332)	140,533	(51,972)

27,741	4,369	16,912	10,565	47,359	(57,305)	147,949
45,857	21,615	75,536	7,846	(13,425)	(99,729)	(234,715)
42,208	—	—	125,544	232,786	—	680,615
115,806	25,984	92,448	143,955	266,720	(157,034)	593,849

$113,695	$24,843	$88,002	$135,954	$250,388	$(16,501)	$541,877

Franklin Templeton Variable Insurance Products Trust (continued)					Goldman Sachs Variable Insurance Trust

Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$ 61,118	$—	$ 4,880	$ —	$5,055	$289,334	$ 2,528
53,359	—	3,084	349	8,425	96,006	2,544
7,759	—	1,796	(349)	(3,370)	193,328	(16)

(63,453)	—	1,455	(7,084)	6,721	—	(469)
293,546	—	(6,597)	5,200	6,844	—	3,971
63,558	—	—	—	1,730	—	21,827
293,651	—	(5,142)	(1,884)	15,295	—	25,329

$301,410	$—	$(3,346)	$(2,233)	$11,925	$193,328	$25,313

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Goldman Sachs Variable Insurance Trust (continued)	Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$ 2,919	$12,184	$118,154	$ 5,695	$ 700
Mortality and expense risk and administrative charges (note 4)	4,262	8,340	121,504	10,921	1,653
Net investment income (expense)	(1,343)	3,844	(3,350)	(5,226)	(953)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,542	12,033	452,137	7,671	269
Change in unrealized appreciation (depreciation)	12,082	59,011	409,700	66,593	9,659
Capital gain distributions	16,687	—	—	30,358	4,891
Net realized and unrealized gain (loss) on investments	30,311	71,044	861,837	104,622	14,819

Increase (decrease) in net assets from operations	$28,968	$74,888	$858,487	$99,396	$13,866

	Janus Aspen Series (continued)			Legg Mason Partners Variable Equity Trust

	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$1,068	$ 167	$—	$—	$1,880
Mortality and expense risk and administrative charges (note 4)	1,301	7,954	148	—	3,056
Net investment income (expense)	(233)	(7,787)	(148)	—	(1,176)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	842	8,829	991	—	2,739
Change in unrealized appreciation (depreciation)	2,387	139,562	1,747	—	2,774
Capital gain distributions	—	15,909	298	—	17,680
Net realized and unrealized gain (loss) on investments	3,229	164,300	3,036	—	23,193

Increase (decrease) in net assets from operations	$2,996	$156,513	$2,888	$—	$22,017

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Janus Aspen Series (continued)

Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$11	$ 996	$ 445	$1,692	$ 780	$—	$1,162
4	13,035	48,256	3,185	2,011	—	1,220
7	(12,039)	(47,811)	(1,493)	(1,231)	—	(58)

—	13,265	936,683	4,655	4,779	—	981
(6)	157,663	(438,538)	32,749	16,796	—	2,904
—	51,966	270,238	7,128	4,306	—	—
(6)	222,894	768,383	44,532	25,881	—	3,885

$ 1	$210,855	$720,572	$43,039	$24,650	$—	$3,827

Legg Mason Partners Variable Equity Trust (continued)		Lincoln Variable Insurance Products Trust

ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Disciplined Core Value Fund — Standard Class II	LVIP American Century Inflation Protection Fund — Service Class	LVIP American Century International Fund — Standard Class II	LVIP American Century Ultra® Fund — Standard Class II	LVIP American Century Value Fund — Standard Class II

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$ 171	$ 2,714	$ 598	$107,397	$3,443	$ —	$ 6,832
2,240	3,425	693	50,488	4,109	8,943	4,807
(2,069)	(711)	(95)	56,909	(666)	(8,943)	2,025

(9,840)	242	194	(40,280)	1,719	16,275	35,932
(14,429)	(19,100)	4,935	(21,346)	1,957	77,549	(40,816)
42,089	31,754	—	—	—	45,306	24,839
17,820	12,896	5,129	(61,626)	3,676	139,130	19,955

$15,751	$12,185	$5,034	$(4,717)	$3,010	$130,187	$21,980

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Lincoln Variable Insurance Products Trust (continued)				MFS® Variable Insurance Trust

	LVIP JPMorgan Core Bond Fund — Standard Class	LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series — Service Class Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$47,758	$ 8,659	$ 2,320	$ 1,639	$1,163
Mortality and expense risk and administrative charges (note 4)	19,204	12,411	4,777	10,004	3,933
Net investment income (expense)	28,554	(3,752)	(2,457)	(8,365)	(2,770)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(13,583)	28,356	19,338	177,744	7,234
Change in unrealized appreciation (depreciation)	(11,449)	(49,845)	6,726	(71,414)	16,680
Capital gain distributions	—	113,922	4,321	15,004	18,157
Net realized and unrealized gain (loss) on investments	(25,032)	92,433	30,385	121,334	42,071

Increase (decrease) in net assets from operations	$ 3,522	$88,681	$27,928	$112,969	$39,301

	PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust

	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$272	$ 155,100	$244,566	$435,361	$ 432
Mortality and expense risk and administrative charges (note 4)	120	98,003	105,492	181,802	3,105
Net investment income (expense)	152	57,097	139,074	253,559	(2,673)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(8)	(1,381,921)	(123,423)	(233,172)	8,134
Change in unrealized appreciation (depreciation)	145	926,038	147,749	66,054	30,852
Capital gain distributions	—	—	—	—	4,003
Net realized and unrealized gain (loss) on investments	137	(455,883)	24,326	(167,118)	42,989

Increase (decrease) in net assets from operations	$289	$(398,786)	$163,400	$ 86,441	$40,316

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

MFS® Variable Insurance Trust (continued)			MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$ —	$80,158	$15,469	$982	$ 922	$13,851	$182,058
5,777	65,318	12,023	395	11,666	3,436	52,969
(5,777)	14,840	3,446	587	(10,744)	10,415	129,089

(2,456)	46,884	17,072	(457)	15,171	(2,442)	(20,170)
25,605	(39,127)	28,140	181	18,168	(3,793)	40,955
—	171,938	21,537	—	64,145	—	—
23,149	179,695	66,749	(276)	97,484	(6,235)	20,785

$17,372	$194,535	$70,195	$311	$86,740	$4,180	$149,874

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$10,392	$ —	$101,098	$ 68,251	$ 948	$363,045	$1,298,875
5,322	8,310	65,342	95,115	13,325	123,564	637,564
5,070	(8,310)	35,756	(26,864)	(12,377)	239,481	661,311

(5,147)	16,188	24,339	329,374	(46)	(37,749)	(194,339)
(8,026)	12,646	278,661	427,693	14,645	502,606	2,299,229
—	109,290	—	521,196	69,177	1,624	6,303
(13,173)	138,124	303,000	1,278,263	83,776	466,481	2,111,193

$(8,103)	$129,814	$338,756	$1,251,399	$71,399	$705,962	$2,772,504

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)	The Alger Portfolios		The Prudential Series Fund

	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$ 1,724	$ —	$ 302	$ —	$ —
Mortality and expense risk and administrative charges (note 4)	6,464	4,034	1,125	28,432	3,604
Net investment income (expense)	(4,740)	(4,034)	(823)	(28,432)	(3,604)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	5,716	26,479	(2,285)	256,813	6,524
Change in unrealized appreciation (depreciation)	(4,760)	70,166	8,205	(44,159)	45,256
Capital gain distributions	86,427	—	—	—	—
Net realized and unrealized gain (loss) on investments	87,383	96,645	5,920	212,654	51,780

Increase (decrease) in net assets from operations	$82,643	$92,611	$5,097	$184,222	$48,176

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Prudential Series Fund (continued)

PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2024

$ —
5,818
(5,818)

249,180
(148,071)
—
101,109
$ 95,291

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B		AB VPS International Value Portfolio — Class B		AB VPS Large Cap Growth Portfolio — Class B

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(35)	$(17,335)	$(19,595)	$(4,126)	$(18,788)	$(16,112)
Net realized gain (loss) on investments	(35,017)	(79,820)	122,175	(9,101)	69,065	2,341
Change in unrealized appreciation (depreciation) on investments	128,086	203,265	48,699	390	134,113	222,929
Capital gain distributions	42,268	106,375	—	—	53,748	73,669
Increase (decrease) in net assets from operations	135,302	212,485	151,279	(12,837)	238,138	282,827

From capital transactions (note 4):
Net premiums	50	100	525	375	—	—
Transfers for contract benefits and terminations	(129,821)	(146,394)	(118,303)	(162,059)	(170,382)	(27,796)
Administrative expenses	(32,089)	(33,050)	(22,029)	(17,473)	(744)	(596)
Transfers between subaccounts (including fixed account), net	(1,565)	340	(2,328,970)	2,490,144	(34,499)	(27,330)
Increase (decrease) in net assets from capital transactions	(163,425)	(179,004)	(2,468,777)	2,310,987	(205,625)	(55,722)
Increase (decrease) in net assets	(28,123)	33,481	(2,317,498)	2,298,150	32,513	227,105
Net assets at beginning of year	2,072,409	2,038,928	2,679,900	381,750	1,117,537	890,432
Net assets at end of year	$2,044,286	$2,072,409	$362,402	$2,679,900	$1,150,050	$1,117,537

Change in units (note 5):
Units purchased	4,793	8,423	27,316	358,659	382	208
Units redeemed	(15,064)	(20,403)	(358,634)	(35,888)	(4,385)	(1,788)
Net increase (decrease) in units from capital transactions with contract owners	(10,271)	(11,980)	(331,318)	322,771	(4,003)	(1,580)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)						AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Relative Value Portfolio — Class B		AB VPS Small Cap Growth Portfolio — Class B		AB VPS Sustainable Global Thematic Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(6,327)	$(9,025)	$(6,135)	$(8,138)	$(881)	$(914)	$(7,399)	$(5,850)	$(3,587)	$(5,498)
195,525	59,564	(160,667)	(91,044)	4,845	2,562	17,067	(16,731)	41,289	(3,245)
19,863	(12,152)	226,284	178,440	(1,214)	1,307	111,260	120,883	33,750	110,731
103,085	213,716	—	—	187	3,727	—	8,036	—	8,575
312,146	252,103	59,482	79,258	2,937	6,682	120,928	106,338	71,452	110,563

50	624	—	—	—	—	—	—	—	—
(884,626)	(346,605)	(276,201)	(73,498)	(13,949)	(13,373)	(35,726)	(35,025)	(388,682)	(2,156)
(3,766)	(3,676)	(2,738)	(2,863)	(12)	(40)	(471)	(279)	(675)	(566)
(37,715)	42,758	(3,624)	1,243	5,493	(461)	(41,528)	32,112	(6,491)	(12,183)
(926,057)	(306,899)	(282,563)	(75,118)	(8,468)	(13,874)	(77,725)	(3,192)	(395,848)	(14,905)
(613,911)	(54,796)	(223,081)	4,140	(5,531)	(7,192)	43,203	103,146	(324,396)	95,658
2,763,617	2,818,413	523,800	519,660	53,094	60,286	393,560	290,414	393,084	297,426
$2,149,706	$2,763,617	$300,719	$523,800	$47,563	$53,094	$436,763	$393,560	$68,688	$393,084

2,423	5,484	691	1,155	161	46	651	2,782	7	49
(28,118)	(15,195)	(6,943)	(3,121)	(389)	(567)	(2,687)	(2,976)	(9,105)	(521)
(25,695)	(9,711)	(6,252)	(1,966)	(228)	(521)	(2,036)	(194)	(9,098)	(472)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. American Value Fund — Series II shares		Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(4,735)	$(5,473)	$(2,038)	$(1,525)	$(16,136)	$(13,073)
Net realized gain (loss) on investments	26,169	(4,619)	2,049	(348)	36,417	(34,782)
Change in unrealized appreciation (depreciation) on investments	129,114	(28,727)	39,073	33,208	251,032	270,436
Capital gain distributions	15,393	103,736	—	—	—	—
Increase (decrease) in net assets from operations	165,941	64,917	39,084	31,335	271,313	222,581

From capital transactions (note 4):
Net premiums	2,080	—	—	—	—	—
Transfers for contract benefits and terminations	(259,208)	(26,140)	(6,615)	(3,105)	(107,617)	(67,922)
Administrative expenses	(203)	(204)	(150)	(130)	(1,804)	(1,922)
Transfers between subaccounts (including fixed account), net	36,740	48,100	(185)	(79)	(65,679)	30,148
Increase (decrease) in net assets from capital transactions	(220,591)	21,756	(6,950)	(3,314)	(175,100)	(39,696)
Increase (decrease) in net assets	(54,650)	86,673	32,134	28,021	96,213	182,885
Net assets at beginning of year	534,614	447,941	122,516	94,495	895,711	712,826
Net assets at end of year	$479,964	$534,614	$154,650	$122,516	$991,924	$895,711

Change in units (note 5):
Units purchased	3,105	4,836	—	1	1,052	4,773
Units redeemed	(17,155)	(2,519)	(123)	(81)	(5,043)	(5,962)
Net increase (decrease) in units from capital transactions with contract owners	(14,050)	2,317	(123)	(80)	(3,991)	(1,189)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Comstock Fund — Series II shares		Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Core Plus Bond Fund — Series I shares

Year ended December 31, 2024	Year ended December 31, 2023	Period from January 1 to April 26, 2024	Year ended December 31, 2023	Period from January 1 to April 26, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(11,888)	$24,421	$1,240	$452	$29,571	$(9,756)	$(9,706)	$(104,576)	$12,065	$5,727
135,672	4,714	(2,625)	(4,760)	42,183	(5,103)	34,719	(1,955,354)	146	(360)
129,287	(256,511)	2,583	13,721	(39,564)	187,424	14,655	3,951,174	(4,318)	14,414
233,481	457,789	—	—	—	—	797,941	9,011	—	—
486,552	230,413	1,198	9,413	32,190	172,565	837,609	1,900,255	7,893	19,781

15,465	475	810	—	1,211	4,826	3,580	14,279	231	—
(312,966)	(207,477)	(878)	(55,864)	(95,505)	(220,599)	(503,560)	(635,494)	(3,766)	(5,455)
(46,381)	(26,673)	(5)	(20)	(5,832)	(19,365)	(56,858)	(94,953)	(77)	(73)
(1,099,832)	3,073,377	(58,364)	(44)	(1,771,084)	3,341	8,912,592	(11,700,583)	56,782	119,533
(1,443,714)	2,839,702	(58,437)	(55,928)	(1,871,210)	(231,797)	8,355,754	(12,416,751)	53,170	114,005
(957,162)	3,070,115	(57,239)	(46,515)	(1,839,020)	(59,232)	9,193,363	(10,516,496)	61,063	133,786
4,233,866	1,163,751	57,239	103,754	1,839,020	1,898,252	407,392	10,923,888	471,122	337,336
$3,276,704	$4,233,866	$—	$57,239	$—	$1,839,020	$9,600,755	$407,392	$532,185	$471,122

12,840	134,923	38	—	1,037	4,697	367,931	16,034	5,742	12,549
(61,797)	(16,459)	(2,795)	(2,791)	(159,392)	(24,548)	(41,531)	(584,219)	(408)	(586)
(48,957)	118,464	(2,757)	(2,791)	(158,355)	(19,851)	326,400	(568,185)	5,334	11,963

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. EQV International Equity Fund — Series II shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,551)	$(2,123)	$(2,211)	$(2,067)	$18,187	$(9,660)
Net realized gain (loss) on investments	(8)	(1,674)	(646)	(376)	7,978	(7,140)
Change in unrealized appreciation (depreciation) on investments	38,094	20,833	30,672	15,623	(126,255)	108,723
Capital gain distributions	—	—	—	—	15,511	469
Increase (decrease) in net assets from operations	35,535	17,036	27,815	13,180	(84,579)	92,392

From capital transactions (note 4):
Net premiums	—	—	—	—	425	100
Transfers for contract benefits and terminations	(1,166)	(6,752)	(21,410)	(59)	(210,785)	(34,815)
Administrative expenses	(189)	(185)	(31)	(31)	(20,664)	(7,157)
Transfers between subaccounts (including fixed account), net	—	—	4,414	60	2,527,685	(17,065)
Increase (decrease) in net assets from capital transactions	(1,355)	(6,937)	(17,027)	(30)	2,296,661	(58,937)
Increase (decrease) in net assets	34,180	10,099	10,788	13,150	2,212,082	33,455
Net assets at beginning of year	158,672	148,573	133,066	119,916	633,277	599,822
Net assets at end of year	$192,852	$158,672	$143,854	$133,066	$2,845,359	$633,277

Change in units (note 5):
Units purchased	—	—	90	2	190,028	2,132
Units redeemed	(34)	(195)	(709)	(3)	(21,938)	(6,028)
Net increase (decrease) in units from capital transactions with contract owners	(34)	(195)	(619)	(1)	168,090	(3,896)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares		Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Real Estate Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares

Period April 26 to December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$243	$(2,275)	$(1,161)	$(52,419)	$(50,089)	$1,944	$(10)	$52	$(60)
246	19,646	(4,289)	50,549	(61,051)	2,728	(17)	(87)	(338)
421	54,781	24,073	240,372	625,527	2,285	327	104	674
1,194	89,142	34,948	192,830	364,560	—	—	—	—
2,104	161,294	53,571	431,332	878,947	6,957	300	69	276

—	9,482	—	14,725	300	—	—	—	—
(28,011)	(413,578)	(51,723)	(283,983)	(370,718)	(13,904)	(33)	(451)	(1,133)
(4)	(19,886)	(8,116)	(27,525)	(26,992)	(45)	(1)	(3)	(4)
57,498	1,734,190	28,777	(251,904)	(180,906)	192,728	1	—	—
29,483	1,310,208	(31,062)	(548,687)	(578,316)	178,779	(33)	(454)	(1,137)
31,587	1,471,502	22,509	(117,355)	300,631	185,736	267	(385)	(861)
—	688,635	666,126	3,288,904	2,988,273	4,477	4,210	3,696	4,557
$31,587	$2,160,137	$688,635	$3,171,549	$3,288,904	$190,213	$4,477	$3,311	$3,696

5,916	112,239	3,109	6,873	5,507	20,554	—	—	—
(2,946)	(30,987)	(4,652)	(23,410)	(28,968)	(3,203)	(2)	(44)	(119)
2,970	81,252	(1,543)	(16,537)	(23,461)	17,351	(2)	(44)	(119)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)				Allspring Variable Trust

	Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares		Allspring VT Discovery All Cap Growth Fund — Class 2

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(110,825)	$(120,118)	$(40,010)	$(7,908)	$(5,374)	$(6,789)
Net realized gain (loss) on investments	(20,301)	(5,079,479)	65,615	22,910	(17,128)	(7,519)
Change in unrealized appreciation (depreciation) on investments	(250,390)	7,122,826	35,985	179,253	75,904	86,003
Capital gain distributions	1,303,493	107,174	140,388	—	11,234	45,047
Increase (decrease) in net assets from operations	921,977	2,030,403	201,978	194,255	64,636	116,742

From capital transactions (note 4):
Net premiums	2,175	15,583	375	—	—	—
Transfers for contract benefits and terminations	(849,776)	(1,074,481)	(252,504)	(113,846)	(308,764)	(8,201)
Administrative expenses	(76,449)	(93,197)	(20,861)	(6,370)	(2,328)	(2,201)
Transfers between subaccounts (including fixed account), net	11,417,195	(11,647,232)	2,496,922	(15,020)	(2,151)	(6,577)
Increase (decrease) in net assets from capital transactions	10,493,145	(12,799,327)	2,223,932	(135,236)	(313,243)	(16,979)
Increase (decrease) in net assets	11,415,122	(10,768,924)	2,425,910	59,019	(248,607)	99,763
Net assets at beginning of year	1,499,845	12,268,769	1,328,235	1,269,216	482,002	382,239
Net assets at end of year	$12,914,967	$1,499,845	$3,754,145	$1,328,235	$233,395	$482,002

Change in units (note 5):
Units purchased	406,120	12,218	92,266	2,356	482	282
Units redeemed	(46,809)	(526,277)	(16,416)	(5,288)	(7,008)	(714)
Net increase (decrease) in units from capital transactions with contract owners	359,311	(514,059)	75,850	(2,932)	(6,526)	(432)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BNY Mellon						BlackRock Variable Series Funds, Inc.

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BNY Mellon Variable Investment Fund — Government Money Market Portfolio		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares		BlackRock Basic Value V.I. Fund — Class III Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(2,581)	$(128)	$(1,489)	$(7,344)	$21,265	$12,086	$(336)	$411	$(21,962)	$(4,482)
3,910	(10)	148,137	(279)	—	—	(45,986)	(16,388)	8,317	(101,371)
13,439	2,309	(53,802)	54,680	—	—	55,491	47,373	227,233	374,559
185	539	6,063	9,330	—	—	—	—	41,146	108,776
14,953	2,710	98,909	56,387	21,265	12,086	9,169	31,396	254,734	377,482

—	—	—	—	—	—	—	—	525	3,798
(20,698)	—	(114,967)	(44,599)	(532,390)	(15,502)	(103,179)	(27,250)	(134,969)	(283,378)
(59)	(24)	(91)	(147)	(580)	(212)	(345)	(364)	(25,746)	(40,608)
180,106	229	(874,831)	831,007	917,975	916	(453)	(512)	(2,356,173)	19,619
159,349	205	(989,889)	786,261	385,005	(14,798)	(103,977)	(28,126)	(2,516,363)	(300,569)
174,302	2,915	(890,980)	842,648	406,270	(2,712)	(94,808)	3,270	(2,261,629)	76,913
19,088	16,173	915,962	73,314	401,204	403,916	204,486	201,216	2,798,657	2,721,744
$193,390	$19,088	$24,982	$915,962	$807,474	$401,204	$109,678	$204,486	$537,028	$2,798,657

7,617	6	52	30,362	127,470	1,168	94	101	11,001	17,365
(1,417)	(1)	(30,385)	(2,335)	(86,755)	(2,804)	(3,206)	(1,147)	(118,899)	(32,112)
6,200	5	(30,333)	28,027	40,715	(1,636)	(3,112)	(1,046)	(107,898)	(14,747)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BlackRock Variable Series Funds, Inc. (continued)				Columbia Funds Variable Series Trust II

	BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Principal Blue Chip Growth Fund — Class 1

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(126,071)	$175,279	$(2,764)	$(2,178)	$(125,879)	$(160,456)
Net realized gain (loss) on investments	(209,394)	(701,897)	11,510	586	3,654,896	323,570
Change in unrealized appreciation (depreciation) on investments	161,919	3,420,338	21,923	52,913	(2,175,251)	2,738,234
Capital gain distributions	2,089,024	—	13,746	2,483	—	—
Increase (decrease) in net assets from operations	1,915,478	2,893,720	44,415	53,804	1,353,766	2,901,348

From capital transactions (note 4):
Net premiums	28,447	—	—	—	9,942	13,470
Transfers for contract benefits and terminations	(4,030,070)	(3,177,287)	(700)	(430)	(572,250)	(1,090,285)
Administrative expenses	(472,075)	(488,931)	(66)	(61)	(103,544)	(141,105)
Transfers between subaccounts (including fixed account), net	(315,981)	(134,078)	(22,572)	(3,398)	(12,404,597)	3,344,490
Increase (decrease) in net assets from capital transactions	(4,789,679)	(3,800,296)	(23,338)	(3,889)	(13,070,449)	2,126,570
Increase (decrease) in net assets	(2,874,201)	(906,576)	21,077	49,915	(11,716,683)	5,027,918
Net assets at beginning of year	29,129,375	30,035,951	158,635	108,720	12,435,799	7,407,881
Net assets at end of year	$26,255,174	$29,129,375	$179,712	$158,635	$719,116	$12,435,799

Change in units (note 5):
Units purchased	53,887	38,890	93	2	15,330	249,169
Units redeemed	(333,261)	(285,416)	(498)	(94)	(502,074)	(155,740)
Net increase (decrease) in units from capital transactions with contract owners	(279,374)	(246,526)	(405)	(92)	(486,744)	93,429

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Columbia Funds Variable Series Trust II (continued)		Deutsche DWS Variable Series I		Deutsche DWS Variable Series II				Eaton Vance Variable Trust

Columbia Variable Portfolio — Overseas Core Fund — Class 2		DWS Capital Growth VIP — Class B Shares		DWS CROCI® U.S. VIP — Class B Shares		DWS Small Mid Cap Value VIP — Class B Shares		VT Floating-Rate Income Fund

Year ended December 31, 2024	Year ended December 31, 2023	Period from January 1 to June 17, 2024	Year ended December 31, 2023	Period from January 1 to June 17, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$96,451	$2,019	$(1,234)	$(3,069)	$733	$(239)	$(559)	$(596)	$193,341	$202,601
40,823	(48,569)	20,601	(577)	42,931	644	129	(109)	(10,931)	(23,956)
(26,205)	435,167	(19,995)	43,162	(28,677)	26,127	(168)	7,119	(3,647)	101,327
—	—	15,286	5,693	—	—	3,583	2,929	—	—
111,069	388,617	14,658	45,209	14,987	26,532	2,985	9,343	178,763	279,972

525	3,798	—	—	—	—	—	—	840	8,086
(120,365)	(316,201)	(6,589)	(40,337)	(7,833)	(3,821)	(17,256)	(194)	(302,565)	(372,067)
(20,888)	(36,231)	(19)	(76)	(41)	(162)	(25)	(34)	(36,153)	(37,970)
(2,307,082)	(3,131)	(202,823)	41,844	(175,021)	192	536	25	180,403	51,383
(2,447,810)	(351,765)	(209,431)	1,431	(182,895)	(3,791)	(16,745)	(203)	(157,475)	(350,568)
(2,336,741)	36,852	(194,773)	46,640	(167,908)	22,741	(13,760)	9,140	21,288	(70,596)
3,087,784	3,050,932	194,773	148,133	167,908	145,167	82,054	72,914	3,107,541	3,178,137
$751,043	$3,087,784	$—	$194,773	$—	$167,908	$68,294	$82,054	$3,128,829	$3,107,541

17,130	26,125	68	2,253	5	50	20	8	30,588	31,831
(193,536)	(54,023)	(5,669)	(2,331)	(9,742)	(289)	(405)	(13)	(41,369)	(58,049)
(176,406)	(27,898)	(5,601)	(78)	(9,737)	(239)	(385)	(5)	(10,781)	(26,218)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Federated Hermes Insurance Series

	Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$9	$10	$21,457	$26,417	$(22,920)	$(30,861)
Net realized gain (loss) on investments	(5)	(5)	(21,845)	(12,623)	28,117	(124,699)
Change in unrealized appreciation (depreciation) on investments	6	18	23,775	52,517	189,978	477,912
Capital gain distributions	—	—	—	—	17,088	—
Increase (decrease) in net assets from operations	10	23	23,387	66,311	212,263	322,352

From capital transactions (note 4):
Net premiums	—	—	30,652	624	375	3,423
Transfers for contract benefits and terminations	(6)	—	(157,628)	(47,815)	(223,879)	(179,563)
Administrative expenses	(1)	(1)	(1,559)	(1,578)	(16,270)	(22,106)
Transfers between subaccounts (including fixed account), net	(25)	(19)	8,660	(1,643)	2,239,258	(2,364,483)
Increase (decrease) in net assets from capital transactions	(32)	(20)	(119,875)	(50,412)	1,999,484	(2,562,729)
Increase (decrease) in net assets	(22)	3	(96,488)	15,899	2,211,747	(2,240,377)
Net assets at beginning of year	216	213	659,892	643,993	621,704	2,862,081
Net assets at end of year	$194	$216	$563,404	$659,892	$2,833,451	$621,704

Change in units (note 5):
Units purchased	—	—	1,741	370	106,926	9,104
Units redeemed	(1)	(1)	(6,901)	(2,554)	(15,535)	(132,696)
Net increase (decrease) in units from capital transactions with contract owners	(1)	(1)	(5,160)	(2,184)	91,391	(123,592)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Federated Hermes Insurance Series (continued)		Fidelity® Variable Insurance Products Fund

Federated Hermes Managed Volatility Fund II — Primary Shares		VIP Asset Manager Portfolio — Initial Class		VIP Asset Manager Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2		VIP Contrafund® Portfolio — Initial Class

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$199	$171	$1,128	$1,015	$305	$234	$(18,561)	$(24,760)	$(10,520)	$(6,073)
(29)	(1,630)	534	(161)	261	(124)	281,711	102,103	20,428	16,708
3,350	3,292	5,046	9,310	1,901	3,602	197,025	601,041	113,451	146,846
—	—	711	1,107	278	454	166,120	195,263	103,324	23,189
3,520	1,833	7,419	11,271	2,745	4,166	626,295	873,647	226,683	180,670

—	—	—	—	—	—	17,384	—	15,368	—
(177)	(8,797)	(6,436)	(3,850)	(2,471)	(2,199)	(654,147)	(516,695)	(32,660)	(53,269)
(35)	(31)	(18)	(44)	(100)	(95)	(48,183)	(51,247)	(507)	(431)
564	578	15	(47)	9	(70)	(425,657)	(145,438)	(3,008)	(99)
352	(8,250)	(6,439)	(3,941)	(2,562)	(2,364)	(1,110,603)	(713,380)	(20,807)	(53,799)
3,872	(6,417)	980	7,330	183	1,802	(484,308)	160,267	205,876	126,871
25,169	31,586	109,754	102,424	41,619	39,817	5,103,624	4,943,357	716,226	589,355
$29,041	$25,169	$110,734	$109,754	$41,802	$41,619	$4,619,316	$5,103,624	$922,102	$716,226

27	31	—	—	8	9	5,116	3,608	195	—
(10)	(470)	(252)	(174)	(128)	(137)	(50,133)	(36,483)	(458)	(908)
17	(439)	(252)	(174)	(120)	(128)	(45,017)	(32,875)	(263)	(908)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(348,256)	$(182,615)	$(457)	$(452)	$654	$1,377
Net realized gain (loss) on investments	1,810,815	277,231	9,118	189	9,601	731
Change in unrealized appreciation (depreciation) on investments	1,844,375	2,696,294	(3,273)	5,930	9,098	12,854
Capital gain distributions	2,506,474	596,246	1,490	1,519	14,283	7,364
Increase (decrease) in net assets from operations	5,813,408	3,387,156	6,878	7,186	33,636	22,326

From capital transactions (note 4):
Net premiums	78,065	5,398	—	—	—	—
Transfers for contract benefits and terminations	(2,284,854)	(1,594,957)	(24,789)	—	(54,346)	(6,861)
Administrative expenses	(230,197)	(154,370)	(85)	(83)	(39)	(61)
Transfers between subaccounts (including fixed account), net	(2,114,777)	8,464,224	(615)	(545)	(197)	(13)
Increase (decrease) in net assets from capital transactions	(4,551,763)	6,720,295	(25,489)	(628)	(54,582)	(6,935)
Increase (decrease) in net assets	1,261,645	10,107,451	(18,611)	6,558	(20,946)	15,391
Net assets at beginning of year	19,811,272	9,703,821	33,756	27,198	266,737	251,346
Net assets at end of year	$21,072,917	$19,811,272	$15,145	$33,756	$245,791	$266,737

Change in units (note 5):
Units purchased	54,144	356,509	3	2	—	—
Units redeemed	(166,851)	(110,660)	(381)	(21)	(1,402)	(208)
Net increase (decrease) in units from capital transactions with contract owners	(112,707)	245,849	(378)	(19)	(1,402)	(208)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Equity-Income PortfolioSM — Service Class 2		VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class		VIP Growth Opportunities Portfolio — Service Class 2

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(832)	$(20,519)	$102	$349	$(2,111)	$(652)	$(1,141)	$(1,162)	$(4,446)	$(3,750)
64,234	229,194	7,879	18,307	27,741	23,607	4,369	15,391	16,912	(15,493)
94,778	43,036	23,586	12,059	45,857	43,015	21,615	16,384	75,536	106,697
141,150	68,145	17,925	8,914	42,208	21,807	—	—	—	—
299,330	319,856	49,492	39,629	113,695	87,777	24,843	30,613	88,002	87,454

—	3,423	—	—	—	—	—	—	—	—
(220,373)	(492,249)	(15,472)	(53,466)	(35,743)	(55,606)	(7,164)	(44,659)	(35,729)	(15,513)
(15,740)	(36,135)	(130)	(120)	(3,621)	(3,759)	(70)	(58)	(3,728)	(3,719)
(65,597)	(2,391,529)	(48)	(511)	(19,504)	(9,682)	—	(167)	(6,159)	(33,828)
(301,710)	(2,916,490)	(15,650)	(54,097)	(58,868)	(69,047)	(7,234)	(44,884)	(45,616)	(53,060)
(2,380)	(2,596,634)	33,842	(14,468)	54,827	18,730	17,609	(14,271)	42,386	34,394
2,369,689	4,966,323	246,532	261,000	583,345	564,615	69,875	84,146	258,598	224,204
$2,367,309	$2,369,689	$280,374	$246,532	$638,172	$583,345	$87,484	$69,875	$300,984	$258,598

3,382	17,275	—	2	488	482	—	—	1,864	292
(14,243)	(155,965)	(347)	(1,481)	(2,290)	(3,051)	(116)	(984)	(1,515)	(1,483)
(10,861)	(138,690)	(347)	(1,479)	(1,802)	(2,569)	(116)	(984)	349	(1,191)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(8,001)	$(6,671)	$(16,332)	$(12,866)	$140,533	$(5,928)
Net realized gain (loss) on investments	10,565	41,328	47,359	16,145	(57,305)	(593,870)
Change in unrealized appreciation (depreciation) on investments	7,846	94,233	(13,425)	196,754	(99,729)	756,054
Capital gain distributions	125,544	20,549	232,786	39,756	—	—
Increase (decrease) in net assets from operations	135,954	149,439	250,388	239,789	(16,501)	156,256

From capital transactions (note 4):
Net premiums	2,082	—	1,000	—	965	16,761
Transfers for contract benefits and terminations	(14,824)	(121,535)	(86,425)	(25,389)	(567,493)	(544,398)
Administrative expenses	(157)	(151)	(799)	(523)	(70,720)	(66,921)
Transfers between subaccounts (including fixed account), net	(2,294)	(17)	(8,580)	(19,707)	5,183,592	(2,354,230)
Increase (decrease) in net assets from capital transactions	(15,193)	(121,703)	(94,804)	(45,619)	4,546,344	(2,948,788)
Increase (decrease) in net assets	120,761	27,736	155,584	194,170	4,529,843	(2,792,532)
Net assets at beginning of year	479,253	451,517	916,888	722,718	2,660,151	5,452,683
Net assets at end of year	$600,014	$479,253	$1,072,472	$916,888	$7,189,994	$2,660,151

Change in units (note 5):
Units purchased	33	—	197	91	449,605	56,506
Units redeemed	(252)	(2,229)	(1,874)	(1,173)	(79,535)	(301,926)
Net increase (decrease) in units from capital transactions with contract owners	(219)	(2,229)	(1,677)	(1,082)	370,070	(245,420)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)						Franklin Templeton Variable Insurance Products Trust

VIP Mid Cap Portfolio — Service Class 2		VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2		Franklin Allocation VIP Fund — Class 2 Shares		Franklin Income VIP Fund — Class 2 Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(51,972)	$(38,319)	$258	$(387)	$(520)	$(366)	$14,611	$(21,618)	$677,329	$736,201
147,949	1,824	2,273	352	3,130	688	(167,730)	(251,656)	(218,802)	(241,829)
(234,715)	341,363	(3,687)	19,254	(6,431)	7,585	584,201	888,301	512,669	(515,225)
680,615	91,603	5,740	306	8,562	2,203	—	103,429	90,183	1,442,179
541,877	396,471	4,584	19,525	4,741	10,110	431,082	718,456	1,061,379	1,421,326

8,211	624	—	—	7,212	—	50	100	300	300
(621,588)	(245,655)	(5,729)	—	(12,439)	(1,350)	(655,252)	(487,609)	(3,056,367)	(2,779,338)
(25,175)	(10,908)	(35)	(38)	(309)	(281)	(78,962)	(80,079)	(192,227)	(205,954)
2,226,903	(17,448)	(134)	(204)	39	(463)	(92,756)	(10,167)	(688,147)	181,941
1,588,351	(273,387)	(5,898)	(242)	(5,497)	(2,094)	(826,920)	(577,755)	(3,936,441)	(2,803,051)
2,130,228	123,084	(1,314)	19,283	(756)	8,016	(395,838)	140,701	(2,875,062)	(1,381,725)
3,353,358	3,230,274	123,061	103,778	62,380	54,364	6,200,745	6,060,044	22,532,715	23,914,440
$5,483,586	$3,353,358	$121,747	$123,061	$61,624	$62,380	$5,804,907	$6,200,745	$19,657,653	$22,532,715

102,109	4,831	—	—	240	73	6,254	6,476	63,240	61,299
(30,749)	(10,878)	(249)	(11)	(388)	(149)	(58,790)	(47,539)	(279,964)	(226,298)
71,360	(6,047)	(249)	(11)	(148)	(76)	(52,536)	(41,063)	(216,724)	(164,999)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)

	Franklin Large Cap Growth VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(3,053)	$(4,166)	$7,759	$7,677	$—	$—
Net realized gain (loss) on investments	5,537	(36,772)	(63,453)	(112,189)	—	—
Change in unrealized appreciation (depreciation) on investments	20,194	119,535	293,546	208,565	—	—
Capital gain distributions	20,889	8,804	63,558	294,456	—	—
Increase (decrease) in net assets from operations	43,567	87,401	301,410	398,509	—	—

From capital transactions (note 4):
Net premiums	—	—	900	3,798	—	—
Transfers for contract benefits and terminations	(35,304)	(78,804)	(336,938)	(347,990)	—	—
Administrative expenses	(120)	(170)	(37,020)	(38,755)	—	—
Transfers between subaccounts (including fixed account), net	1	(144,216)	(445,948)	56,531	—	—
Increase (decrease) in net assets from capital transactions	(35,423)	(223,190)	(819,006)	(326,416)	—	—
Increase (decrease) in net assets	8,144	(135,789)	(517,596)	72,093	—	—
Net assets at beginning of year	195,681	331,470	3,535,983	3,463,890	—	—
Net assets at end of year	$203,825	$195,681	$3,018,387	$3,535,983	$—	$—

Change in units (note 5):
Units purchased	—	427	20,465	29,370	—	—
Units redeemed	(699)	(7,925)	(56,940)	(48,469)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(699)	(7,498)	(36,475)	(19,099)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust (continued)						Goldman Sachs Variable Insurance Trust

Templeton Foreign VIP Fund — Class 2 Shares		Templeton Global Bond VIP Fund — Class 1 Shares		Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares		Goldman Sachs Large Cap Value Fund — Institutional Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$1,796	$3,288	$(349)	$(419)	$(3,370)	$7,528	$193,328	$192,018	$(16)	$617
1,455	(697)	(7,084)	(780)	6,721	(1,225)	—	—	(469)	(717)
(6,597)	31,454	5,200	1,832	6,844	69,065	—	—	3,971	3,211
—	—	—	—	1,730	—	—	—	21,827	14,030
(3,346)	34,045	(2,233)	633	11,925	75,368	193,328	192,018	25,313	17,141

—	—	—	—	50	100	86,955	156,667	—	—
(38,615)	(5,117)	(26,558)	(3,430)	(51,391)	(7,892)	(5,598,781)	(5,154,792)	(9,235)	(2,296)
(148)	(157)	(3)	(4)	(3,432)	(3,324)	(26,543)	(25,626)	(4)	(9)
(1,480)	(2,596)	—	(121)	112,150	(12,155)	5,273,338	2,562,848	(1)	1
(40,243)	(7,870)	(26,561)	(3,555)	57,377	(23,271)	(265,031)	(2,460,903)	(9,240)	(2,304)
(43,589)	26,175	(28,794)	(2,922)	69,302	52,097	(71,703)	(2,268,885)	16,073	14,837
210,370	184,195	30,637	33,559	458,197	406,100	5,762,274	8,031,159	166,528	151,691
$166,781	$210,370	$1,843	$30,637	$527,499	$458,197	$5,690,571	$5,762,274	$182,601	$166,528

80	28	—	—	16,473	644	752,373	504,052	—	—
(1,896)	(425)	(1,850)	(228)	(11,341)	(2,589)	(781,438)	(772,963)	(305)	(92)
(1,816)	(397)	(1,850)	(228)	5,132	(1,945)	(29,065)	(268,911)	(305)	(92)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Goldman Sachs Variable Insurance Trust (continued)		Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares		Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,343)	$(1,197)	$3,844	$3,922	$(3,350)	$(1,046)
Net realized gain (loss) on investments	1,542	(71)	12,033	39,370	452,137	278,526
Change in unrealized appreciation (depreciation) on investments	12,082	19,962	59,011	33,565	409,700	577,783
Capital gain distributions	16,687	6,500	—	—	—	—
Increase (decrease) in net assets from operations	28,968	25,194	74,888	76,857	858,487	855,263

From capital transactions (note 4):
Net premiums	300	300	1,504	—	15,425	2,000
Transfers for contract benefits and terminations	(9,150)	(24,486)	(20,889)	(115,592)	(687,777)	(647,322)
Administrative expenses	(166)	(166)	(600)	(570)	(75,831)	(78,115)
Transfers between subaccounts (including fixed account), net	(434)	426	(1,577)	(160)	(378,986)	(114,036)
Increase (decrease) in net assets from capital transactions	(9,450)	(23,926)	(21,562)	(116,322)	(1,127,169)	(837,473)
Increase (decrease) in net assets	19,518	1,268	53,326	(39,465)	(268,682)	17,790
Net assets at beginning of year	272,159	270,891	550,982	590,447	6,988,609	6,970,819
Net assets at end of year	$291,677	$272,159	$604,308	$550,982	$6,719,927	$6,988,609

Change in units (note 5):
Units purchased	23	42	30	—	5,846	6,947
Units redeemed	(154)	(561)	(438)	(2,475)	(47,866)	(40,754)
Net increase (decrease) in units from capital transactions with contract owners	(131)	(519)	(408)	(2,475)	(42,020)	(33,807)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Enterprise Portfolio — Institutional Shares		Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Service Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(5,226)	$(8,503)	$(953)	$(1,299)	$7	$(5)	$(12,039)	$(10,480)	$(47,811)	$(56,243)
7,671	8,773	269	190	—	(577)	13,265	37,514	936,683	95,384
66,593	56,870	9,659	7,993	(6)	682	157,663	244,406	(438,538)	1,087,794
30,358	46,841	4,891	7,052	—	—	51,966	—	270,238	—
99,396	103,981	13,866	13,936	1	100	210,855	271,440	720,572	1,126,935

144	—	—	—	—	—	—	—	665	3,898
(17,419)	(38,021)	—	(608)	—	(3,347)	(28,961)	(259,466)	(305,761)	(416,929)
(387)	(422)	—	(3)	(3)	(4)	(378)	(390)	(32,757)	(48,046)
(39)	15	1,569	1,420	—	(47)	(214)	(1,408)	(3,338,213)	189,839
(17,701)	(38,428)	1,569	809	(3)	(3,398)	(29,553)	(261,264)	(3,676,066)	(271,238)
81,695	65,553	15,435	14,745	(2)	(3,298)	181,302	10,176	(2,955,494)	855,697
716,874	651,321	101,911	87,166	221	3,519	799,720	789,544	4,127,925	3,272,228
$798,569	$716,874	$117,346	$101,911	$219	$221	$981,022	$799,720	$1,172,431	$4,127,925

2	—	28	29	—	32	—	—	3,728	24,802
(241)	(610)	—	(10)	—	(195)	(299)	(3,443)	(89,314)	(33,693)
(239)	(610)	28	19	—	(163)	(299)	(3,443)	(85,586)	(8,891)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Global Research Portfolio — Institutional Shares		Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,493)	$(1,130)	$(1,231)	$(854)	$—	$—
Net realized gain (loss) on investments	4,655	14,485	4,779	5,436	—	—
Change in unrealized appreciation (depreciation) on investments	32,749	28,104	16,796	16,626	—	—
Capital gain distributions	7,128	6,277	4,306	3,103	—	—
Increase (decrease) in net assets from operations	43,039	47,736	24,650	24,311	—	—

From capital transactions (note 4):
Net premiums	1,157	—	—	—	—	—
Transfers for contract benefits and terminations	(7,995)	(52,707)	(4,918)	(8,679)	—	—
Administrative expenses	(141)	(135)	(7)	(7)	—	—
Transfers between subaccounts (including fixed account), net	(1,213)	(64)	(4,163)	(4,335)	—	—
Increase (decrease) in net assets from capital transactions	(8,192)	(52,906)	(9,088)	(13,021)	—	—
Increase (decrease) in net assets	34,847	(5,170)	15,562	11,290	—	—
Net assets at beginning of year	199,466	204,636	116,009	104,719	—	—
Net assets at end of year	$234,313	$199,466	$131,571	$116,009	$—	$—

Change in units (note 5):
Units purchased	38	—	2	405	—	—
Units redeemed	(296)	(2,034)	(341)	(1,031)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(258)	(2,034)	(339)	(626)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)								Legg Mason Partners Variable Equity Trust

Janus Henderson Overseas Portfolio — Institutional Shares		Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares		ClearBridge Variable Dividend Strategy Portfolio — Class I

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(58)	$(19)	$(233)	$(112)	$(7,787)	$(5,306)	$(148)	$(124)	$—	$—
981	1,456	842	1,954	8,829	6,554	991	169	—	—
2,904	7,496	2,387	4,971	139,562	142,179	1,747	2,883	—	—
—	—	—	—	15,909	—	298	—	—	—
3,827	8,933	2,996	6,813	156,513	143,427	2,888	2,928	—	—

—	—	—	—	—	—	—	—	—	—
(5,246)	(40,302)	(1,820)	(6,427)	(13,516)	(37,273)	(633)	(553)	—	—
(66)	(75)	(16)	(32)	(269)	(228)	(5)	(4)	—	—
(54)	(172)	(1)	(1)	—	(305)	(1,568)	679	—	—
(5,366)	(40,549)	(1,837)	(6,460)	(13,785)	(37,806)	(2,206)	122	—	—
(1,539)	(31,616)	1,159	353	142,728	105,621	682	3,050	—	—
82,348	113,964	78,262	77,909	472,478	366,857	9,995	6,945	—	—
$80,809	$82,348	$79,421	$78,262	$615,206	$472,478	$10,677	$9,995	$—	$—

—	—	—	—	—	—	—	26	—	—
(158)	(1,358)	(68)	(271)	(258)	(1,034)	(58)	(19)	—	—
(158)	(1,358)	(68)	(271)	(258)	(1,034)	(58)	7	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Legg Mason Partners Variable Equity Trust (continued)

	ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Growth Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,176)	$166	$(2,069)	$(1,640)	$(711)	$(642)
Net realized gain (loss) on investments	2,739	2,934	(9,840)	(5,136)	242	614
Change in unrealized appreciation (depreciation) on investments	2,774	(7,368)	(14,429)	18,610	(19,100)	9,938
Capital gain distributions	17,680	21,778	42,089	12,096	31,754	13,433
Increase (decrease) in net assets from operations	22,017	17,510	15,751	23,930	12,185	23,343

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(11,870)	(10,869)	(38,993)	(16,498)	(2,756)	(34,437)
Administrative expenses	(241)	(235)	(123)	(106)	(257)	(235)
Transfers between subaccounts (including fixed account), net	(1,239)	119	21,713	5,670	16,993	32
Increase (decrease) in net assets from capital transactions	(13,350)	(10,985)	(17,403)	(10,934)	13,980	(34,640)
Increase (decrease) in net assets	8,667	6,525	(1,652)	12,996	26,165	(11,297)
Net assets at beginning of year	162,473	155,948	127,357	114,361	190,955	202,252
Net assets at end of year	$171,140	$162,473	$125,705	$127,357	$217,120	$190,955

Change in units (note 5):
Units purchased	70	122	542	166	881	8
Units redeemed	(628)	(614)	(863)	(477)	(168)	(2,086)
Net increase (decrease) in units from capital transactions with contract owners	(558)	(492)	(321)	(311)	713	(2,078)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Lincoln Variable Insurance Products Trust

LVIP American Century Disciplined Core Value Fund — Standard Class II		LVIP American Century Inflation Protection Fund — Service Class		LVIP American Century International Fund — Standard Class II		LVIP American Century Ultra® Fund — Standard Class II		LVIP American Century Value Fund — Standard Class II

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(95)	$(640)	$56,909	$45,519	$(666)	$(1,231)	$(8,943)	$(7,100)	$2,025	$2,653
194	(19,931)	(40,280)	(66,284)	1,719	(2,665)	16,275	5,864	35,932	22,361
4,935	32,987	(21,346)	62,974	1,957	18,869	77,549	120,707	(40,816)	(26,270)
—	—	—	—	—	—	45,306	30,970	24,839	30,640
5,034	12,416	(4,717)	42,209	3,010	14,973	130,187	150,441	21,980	29,384

—	—	840	8,086	—	—	—	—	—	—
—	(13,420)	(291,095)	(363,388)	(20,204)	(16,602)	(14,507)	(2,095)	(93,047)	(80,384)
(3)	(56)	(31,357)	(33,293)	(64)	(58)	(235)	(220)	(309)	(329)
(6,958)	(239,745)	279,925	280,021	(4,312)	73,239	(19,196)	(13,953)	(247,821)	78,941
(6,961)	(253,221)	(41,687)	(108,574)	(24,580)	56,579	(33,938)	(16,268)	(341,177)	(1,772)
(1,927)	(240,805)	(46,404)	(66,365)	(21,570)	71,552	96,249	134,173	(319,197)	27,612
41,921	282,726	2,867,436	2,933,801	220,579	149,027	504,259	370,086	475,683	448,071
$39,994	$41,921	$2,821,032	$2,867,436	$199,009	$220,579	$600,508	$504,259	$156,486	$475,683

—	1,249	38,765	41,903	1,856	5,654	40	39	1,246	3,897
(154)	(12,010)	(41,923)	(51,250)	(2,960)	(2,237)	(515)	(327)	(12,854)	(3,277)
(154)	(10,761)	(3,158)	(9,347)	(1,104)	3,417	(475)	(288)	(11,608)	620

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Lincoln Variable Insurance Products Trust (continued)

	LVIP JPMorgan Core Bond Fund — Standard Class		LVIP JPMorgan Mid Cap Value Fund — Standard Class		LVIP JPMorgan Small Cap Core Fund — Standard Class

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$28,554	$19,228	$(3,752)	$10,218	$(2,457)	$(329)
Net realized gain (loss) on investments	(13,583)	(35,498)	28,356	7,062	19,338	(1,140)
Change in unrealized appreciation (depreciation) on investments	(11,449)	56,241	(49,845)	(10,236)	6,726	15,346
Capital gain distributions	—	—	113,922	44,882	4,321	1,136
Increase (decrease) in net assets from operations	3,522	39,971	88,681	51,926	27,928	15,013

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(92,978)	(91,192)	(104,228)	(37,043)	(47,586)	(21,561)
Administrative expenses	(672)	(701)	(507)	(420)	(115)	(70)
Transfers between subaccounts (including fixed account), net	183,387	(51,576)	(14,261)	199,956	169,029	5,061
Increase (decrease) in net assets from capital transactions	89,737	(143,469)	(118,996)	162,493	121,328	(16,570)
Increase (decrease) in net assets	93,259	(103,498)	(30,315)	214,419	149,256	(1,557)
Net assets at beginning of year	986,186	1,089,684	747,713	533,294	143,295	144,852
Net assets at end of year	$1,079,445	$986,186	$717,398	$747,713	$292,551	$143,295

Change in units (note 5):
Units purchased	19,928	9,128	1,685	12,350	11,228	468
Units redeemed	(12,070)	(21,012)	(5,067)	(1,986)	(3,538)	(901)
Net increase (decrease) in units from capital transactions with contract owners	7,858	(11,884)	(3,382)	10,364	7,690	(433)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Lincoln Variable Insurance Products Trust (continued)		MFS® Variable Insurance Trust

LVIP JPMorgan U.S. Equity Fund — Standard Class		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(8,365)	$(3,156)	$(2,770)	$(2,455)	$(5,777)	$(5,240)	$14,840	$(1,072)	$3,446	$13,671
177,744	36,389	7,234	7,726	(2,456)	(9,809)	46,884	10,932	17,072	11,858
(71,414)	139,893	16,680	17,056	25,605	56,568	(39,127)	121,215	28,140	(102,116)
15,004	47,518	18,157	12,379	—	—	171,938	162,897	21,537	43,509
112,969	220,644	39,301	34,706	17,372	41,519	194,535	293,972	70,195	(33,078)

—	—	—	—	—	—	—	—	7,212	—
(56,672)	(87,175)	(16,348)	(10,953)	(1,409)	(15,692)	(386,362)	(604,732)	(83,446)	(55,156)
(122)	(318)	(289)	(299)	(60)	(61)	(36,799)	(38,528)	(5,461)	(5,414)
(645,584)	(190,627)	(774)	(16,079)	1,135	844	(79,926)	62,474	(4,644)	34,740
(702,378)	(278,120)	(17,411)	(27,331)	(334)	(14,909)	(503,087)	(580,786)	(86,339)	(25,830)
(589,409)	(57,476)	21,890	7,375	17,038	26,610	(308,552)	(286,814)	(16,144)	(58,908)
920,689	978,165	231,748	224,373	361,466	334,856	3,742,871	4,029,685	751,802	810,710
$331,280	$920,689	$253,638	$231,748	$378,504	$361,466	$3,434,319	$3,742,871	$735,658	$751,802

184	855	15	47	43	41	8,651	7,727	3,123	4,222
(16,773)	(8,721)	(466)	(926)	(52)	(484)	(34,498)	(34,709)	(5,982)	(4,687)
(16,589)	(7,866)	(451)	(879)	(9)	(443)	(25,847)	(26,982)	(2,859)	(465)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust II				PIMCO Variable Insurance Trust

	MFS® Income Portfolio — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$587	$491	$(10,744)	$(8,691)	$10,415	$2,745
Net realized gain (loss) on investments	(457)	(5,826)	15,171	2,001	(2,442)	(6,956)
Change in unrealized appreciation (depreciation) on investments	181	7,212	18,168	83,726	(3,793)	17,591
Capital gain distributions	—	—	64,145	26,835	—	—
Increase (decrease) in net assets from operations	311	1,877	86,740	103,871	4,180	13,380

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(1,324)	(18,511)	(86,170)	(54,614)	(10,219)	(12,224)
Administrative expenses	(32)	(42)	(635)	(585)	(1,637)	(1,645)
Transfers between subaccounts (including fixed account), net	(2,643)	—	166,023	(26,600)	8,390	(4,381)
Increase (decrease) in net assets from capital transactions	(3,999)	(18,553)	79,218	(81,799)	(3,466)	(18,250)
Increase (decrease) in net assets	(3,688)	(16,676)	165,958	22,072	714	(4,870)
Net assets at beginning of year	28,817	45,493	536,091	514,019	217,583	222,453
Net assets at end of year	$25,129	$28,817	$702,049	$536,091	$218,297	$217,583

Change in units (note 5):
Units purchased	11	1,437	8,284	494	662	763
Units redeemed	(376)	(3,216)	(4,675)	(4,164)	(870)	(1,831)
Net increase (decrease) in units from capital transactions with contract owners	(365)	(1,779)	3,609	(3,670)	(208)	(1,068)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)

High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$129,089	$131,622	$152	$67	$57,097	$50,933	$139,074	$126,632	$253,559	$177,770
(20,170)	(76,525)	(8)	(62)	(1,381,921)	(844,094)	(123,423)	(129,413)	(233,172)	(414,685)
40,955	268,693	145	296	926,038	992,163	147,749	212,584	66,054	606,733
—	—	—	178	—	—	—	—	—	—
149,874	323,790	289	479	(398,786)	199,002	163,400	209,803	86,441	369,818

13,522	7,786	—	—	1,210	26,282	810	14,018	14,452	12,684
(417,492)	(655,015)	(38)	(532)	(547,139)	(974,671)	(583,089)	(756,972)	(1,266,311)	(1,430,655)
(32,981)	(35,069)	(2)	(4)	(78,855)	(111,769)	(80,233)	(92,637)	(139,578)	(118,577)
(95,232)	321,663	743	274	(2,914,191)	460,994	(1,473,172)	838,732	1,934,041	3,188,453
(532,183)	(360,635)	703	(262)	(3,538,975)	(599,164)	(2,135,684)	3,141	542,604	1,651,905
(382,309)	(36,845)	992	217	(3,937,761)	(400,162)	(1,972,284)	212,944	629,045	2,021,723
3,384,183	3,421,028	6,976	6,759	7,371,260	7,771,422	6,910,699	6,697,755	10,521,903	8,500,180
$3,001,874	$3,384,183	$7,968	$6,976	$3,433,499	$7,371,260	$4,938,415	$6,910,699	$11,150,948	$10,521,903

20,659	34,137	41	16	103,772	139,842	101,835	168,843	202,347	299,064
(48,482)	(50,443)	(2)	(31)	(369,570)	(179,891)	(296,793)	(168,330)	(156,066)	(160,249)
(27,823)	(16,306)	39	(15)	(265,798)	(40,049)	(194,958)	513	46,281	138,815

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

	NASDAQ — 100® Fund		Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,673)	$(2,430)	$5,070	$1,385	$(8,310)	$(7,298)
Net realized gain (loss) on investments	8,134	7,862	(5,147)	(7,608)	16,188	1,967
Change in unrealized appreciation (depreciation) on investments	30,852	60,142	(8,026)	15,667	12,646	153,042
Capital gain distributions	4,003	—	—	—	109,290	10,167
Increase (decrease) in net assets from operations	40,316	65,574	(8,103)	9,444	129,814	157,878

From capital transactions (note 4):
Net premiums	—	—	25	50	—	—
Transfers for contract benefits and terminations	(10,436)	(20,532)	(21,847)	(26,733)	(40,866)	(85,885)
Administrative expenses	(78)	(62)	(2,535)	(2,404)	(149)	(157)
Transfers between subaccounts (including fixed account), net	20,230	(231)	14,918	14,405	(8,057)	(4,023)
Increase (decrease) in net assets from capital transactions	9,716	(20,825)	(9,439)	(14,682)	(49,072)	(90,065)
Increase (decrease) in net assets	50,032	44,749	(17,542)	(5,238)	80,742	67,813
Net assets at beginning of year	179,290	134,541	331,327	336,565	465,681	397,868
Net assets at end of year	$229,322	$179,290	$313,785	$331,327	$546,423	$465,681

Change in units (note 5):
Units purchased	344	28	2,220	2,062	5	48
Units redeemed	(210)	(446)	(3,078)	(3,310)	(863)	(2,294)
Net increase (decrease) in units from capital transactions with contract owners	134	(418)	(858)	(1,248)	(858)	(2,246)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)

Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$35,756	$62,668	$(26,864)	$(14,787)	$(12,377)	$(13,698)	$239,481	$52,366	$661,311	$(7,991)
24,339	(179,368)	329,374	225,827	(46)	(27,812)	(37,749)	(123,292)	(194,339)	(1,044,189)
278,661	568,561	427,693	825,894	14,645	65,375	502,606	1,004,223	2,299,229	5,118,120
—	—	521,196	188,741	69,177	71,068	1,624	—	6,303	—
338,756	451,861	1,251,399	1,225,675	71,399	94,933	705,962	933,297	2,772,504	4,065,940

11,637	4,673	158,330	—	11,540	—	23,468	29,372	—	3,000
(335,993)	(468,955)	(708,526)	(740,196)	(66,544)	(298,679)	(436,891)	(509,673)	(4,124,633)	(3,905,899)
(48,434)	(57,980)	(5,562)	(5,826)	(2,646)	(2,744)	(2,403)	(2,309)	(343,493)	(359,919)
(5,282,472)	3,188,196	(148,573)	(161,687)	24,416	1,977	(6,599)	21,173	(1,222,479)	(754,052)
(5,655,262)	2,665,934	(704,331)	(907,709)	(33,234)	(299,446)	(422,425)	(461,437)	(5,690,605)	(5,016,870)
(5,316,506)	3,117,795	547,068	317,966	38,165	(204,513)	283,537	471,860	(2,918,101)	(950,930)
6,207,290	3,089,495	5,745,759	5,427,793	830,457	1,034,970	7,559,082	7,087,222	33,163,639	34,114,569
$890,784	$6,207,290	$6,292,827	$5,745,759	$868,622	$830,457	$7,842,619	$7,559,082	$30,245,538	$33,163,639

35,007	192,634	5,245	716	1,581	940	43,132	6,646	37,317	49,470
(285,303)	(62,861)	(20,570)	(24,899)	(2,543)	(9,596)	(61,954)	(29,552)	(420,711)	(425,198)
(250,296)	129,773	(15,325)	(24,183)	(962)	(8,656)	(18,822)	(22,906)	(383,394)	(375,728)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (Continued)		The Alger Portfolios

	U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(4,740)	$(4,473)	$(4,034)	$(3,251)	$(823)	$(1,030)
Net realized gain (loss) on investments	5,716	11,619	26,479	(718)	(2,285)	(2,293)
Change in unrealized appreciation (depreciation) on investments	(4,760)	61,048	70,166	64,881	8,205	13,642
Capital gain distributions	86,427	24,793	—	—	—	—
Increase (decrease) in net assets from operations	82,643	92,987	92,611	60,912	5,097	10,319
From capital transactions (note 4):
Net premiums	—	—	925	—	—	—
Transfers for contract benefits and terminations	(16,009)	(243,785)	(123,830)	(1,007)	(3,947)	(2,519)
Administrative expenses	(526)	(362)	(51)	(47)	(66)	(75)
Transfers between subaccounts (including fixed account), net	3,470	574	(1,020)	1	(40)	(44)
Increase (decrease) in net assets from capital transactions	(13,065)	(243,573)	(123,976)	(1,053)	(4,053)	(2,638)
Increase (decrease) in net assets	69,578	(150,586)	(31,365)	59,859	1,044	7,681
Net assets at beginning of year	369,902	520,488	257,709	197,850	77,990	70,309
Net assets at end of year	$439,480	$369,902	$226,344	$257,709	$79,034	$77,990

Change in units (note 5):
Units purchased	230	71	21	—	—	—
Units redeemed	(500)	(7,359)	(2,442)	(28)	(127)	(92)
Net increase (decrease) in units from capital transactions with contract owners	(270)	(7,288)	(2,421)	(28)	(127)	(92)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Period from December 08 to December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(28,432)	$(22,348)	$(3,604)	$(179)	$(5,818)	$(6,824)
256,813	24,634	6,524	765	249,180	5,751
(44,159)	(31,910)	45,256	6,984	(148,071)	170,534
—	—	—	—	—	—
184,222	(29,624)	48,176	7,570	95,291	169,461

875	775	—	—	—	—
(127,691)	(162,815)	(3,648)	(30)	(366,198)	(2,034)
(22,697)	(18,313)	(1,125)	(110)	(1,077)	(853)
(2,307,749)	2,469,798	23,084	201,484	19,168	(1)
(2,457,262)	2,289,445	18,311	201,344	(348,107)	(2,888)
(2,273,040)	2,259,821	66,487	208,914	(252,816)	166,573
2,636,365	376,544	208,914	—	503,257	336,684
$363,325	$2,636,365	$275,401	$208,914	$250,441	$503,257

41,778	294,931	6,093	36,385	228	—
(297,385)	(41,506)	(4,808)	(16,252)	(4,567)	(46)
(255,607)	253,425	1,285	20,133	(4,339)	(46)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2024

(1)	Description of Entity

Genworth Life of New York VA Separate Account 1 (the “Separate Account”) is a separate investment account established on April 1, 1996, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is a stock life insurance company incorporated under the laws of New York on February 23, 1988. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLAIC is a direct, wholly-owned subsidiary of GLIC, and GLIC is a direct, wholly-owned subsidiary of Genworth North America Corporations (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

During the years ended December 31, 2024 and 2023, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Aggressive Growth Portfolio — Class II	Legg Mason Partners Variable Equity Trust — ClearBridge Variable Growth Portfolio — Class II	April 29, 2024
American Century Variable Portfolios II, Inc. — VP Inflation Protection Fund — Class II	Lincoln Variable Insurance Products Trust — LVIP American Century Inflation Protection Fund — Service Class	April 26, 2024
American Century Variable Portfolios, Inc. — VP Disciplined Core Value Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Disciplined Core Value Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP International Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century International Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP Ultra® Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Ultra® Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP Value Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Value Fund — Standard Class II	April 26, 2024
AB Variable Products Series Fund, Inc. — AB VP Growth and Income Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio — Class B	April 28, 2023
Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Discovery All Cap Growth Fund — Class 2	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust Core Bond Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Core Bond Fund — Standard Class	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Mid Cap Value Fund — Standard Class	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Small Cap Core Fund — Standard Class	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan U.S. Equity Fund — Standard Class	April 28, 2023

During the years ended December 31, 2024 and 2023, the following Portfolios were liquidated, and the Portfolio assets were reinvested in new or existing Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Deutsche DWS Variable Series I — DWS Capital Growth VIP — Class B Shares	BNY Mellon — BNY Mellon Variable Investment Fund — Government Money Market Portfolio	June 17, 2024
Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP — Class B Shares	BNY Mellon — BNY Mellon Variable Investment Fund — Government Money Market Portfolio	June 17, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series I shares	April 26, 2024

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Liquidated Portfolio	Reinvested Portfolio	Inception Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series II shares	April 26, 2024
The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	December 8, 2023

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2024 and there were no transfers between the levels during 2024.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day that the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Payments During Annuitization

Net assets allocated to the contracts in variable payout stages (“variable annuitization”) are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReadySM Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY’s General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(f) Segment Reporting

In this reporting period, the subaccounts within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(g) Subsequent Events

No material subsequent events have occurred since December 31, 2024 through April 23, 2025, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2024 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B	$151,913	$273,994
AB VPS International Value Portfolio — Class B	215,303	2,703,747
AB VPS Large Cap Growth Portfolio — Class B	70,141	240,968
AB VPS Relative Value Portfolio — Class B	219,687	1,049,126
AB VPS Small Cap Growth Portfolio — Class B	22,886	311,674
AB VPS Sustainable Global Thematic Portfolio — Class B	5,983	15,174
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	22,916	108,106
Invesco V.I. American Franchise Fund — Series II shares	327	399,774
Invesco V.I. American Value Fund — Series II shares	59,381	269,317
Invesco V.I. Capital Appreciation Fund — Series I shares	6	8,993
Invesco V.I. Capital Appreciation Fund — Series II shares	39,147	230,672
Invesco V.I. Comstock Fund — Series II shares	649,321	1,871,170
Invesco V.I. Conservative Balanced Fund — Series I shares	2,310	59,508
Invesco V.I. Conservative Balanced Fund — Series II shares	55,442	1,897,431
Invesco V.I. Core Equity Fund — Series I shares	10,375,584	1,222,570
Invesco V.I. Core Plus Bond Fund — Series I shares	76,478	11,241
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	7	3,936
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	4,574	23,812
Invesco V.I. EQV International Equity Fund — Series II shares	2,688,037	355,410
Invesco V.I. Equity and Income Fund — Series I shares	60,914	29,993
Invesco V.I. Equity and Income Fund — Series II shares	2,003,155	605,817
Invesco V.I. Global Fund — Series II shares	379,997	788,987
Invesco V.I. Global Real Estate Fund — Series II shares	216,983	36,248
Invesco V.I. Global Strategic Income Fund — Series I shares	103	505
Invesco V.I. Main Street Fund® — Series II shares	13,317,241	1,620,523
Invesco V.I. Main Street Small Cap Fund® — Series II shares	2,950,770	625,048
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2	34,077	341,471
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	203,317	46,356
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	12,660	998,314
BNY Mellon Variable Investment Fund — Government Money Market Portfolio	1,194,596	789,494
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	4,391	108,708
BlackRock Basic Value V.I. Fund — Class III Shares	301,243	2,800,170
BlackRock Global Allocation V.I. Fund — Class III Shares	3,435,524	6,204,783
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	19,377	31,733
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1	434,989	13,632,815
Columbia Variable Portfolio — Overseas Core Fund — Class 2	366,764	2,719,234

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares	$17,704	$213,123
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares	2,051	184,220
DWS Small Mid Cap Value VIP — Class B Shares	5,049	18,771
Eaton Vance Variable Trust
VT Floating — Rate Income Fund	688,362	645,460
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	12	34
Federated Hermes High Income Bond Fund II — Service Shares	75,201	173,852
Federated Hermes Kaufmann Fund II — Service Shares	2,455,430	460,089
Federated Hermes Managed Volatility Fund II — Primary Shares	1,152	602
Fidelity® Variable Insurance Products Fund
VIP Asset Manager Portfolio — Initial Class	3,410	8,010
VIP Asset Manager Portfolio — Service Class 2	1,412	3,392
VIP Balanced Portfolio — Service Class 2	362,568	1,325,437
VIP Contrafund® Portfolio — Initial Class	120,206	48,200
VIP Contrafund® Portfolio — Service Class 2	4,665,676	7,048,073
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	1,636	26,092
VIP Equity-Income PortfolioSM — Initial Class	18,600	58,246
VIP Equity-Income PortfolioSM — Service Class 2	264,899	426,826
VIP Growth & Income Portfolio — Initial Class	21,881	19,504
VIP Growth & Income Portfolio — Service Class 2	67,946	87,095
VIP Growth Opportunities Portfolio — Initial Class	4	8,378
VIP Growth Opportunities Portfolio — Service Class 2	50,085	100,145
VIP Growth Portfolio — Initial Class	127,636	25,292
VIP Growth Portfolio — Service Class 2	241,116	119,467
VIP Investment Grade Bond Portfolio — Service Class 2	5,777,849	1,082,075
VIP Mid Cap Portfolio — Service Class 2	3,599,559	1,381,089
VIP Overseas Portfolio — Initial Class	7,825	7,725
VIP Value Strategies Portfolio — Service Class 2	17,871	15,325
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares	224,474	1,037,312
Franklin Income VIP Fund — Class 2 Shares	2,242,482	5,406,264
Franklin Large Cap Growth VIP Fund — Class 2 Shares	20,898	38,485
Franklin Mutual Shares VIP Fund — Class 2 Shares	506,578	1,253,958
Templeton Foreign VIP Fund — Class 1 Shares	—	—
Templeton Foreign VIP Fund — Class 2 Shares	6,621	45,069
Templeton Global Bond VIP Fund — Class 1 Shares	1	26,912
Templeton Growth VIP Fund — Class 2 Shares	226,395	170,653
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	7,333,258	7,457,495
Goldman Sachs Large Cap Value Fund — Institutional Shares	24,361	11,789
Goldman Sachs Mid Cap Value Fund — Institutional Shares	20,422	14,527
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	13,698	31,413
Janus Henderson Balanced Portfolio — Service Shares	292,602	1,416,975

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Janus Henderson Enterprise Portfolio — Institutional Shares	$36,226	$28,793
Janus Henderson Enterprise Portfolio — Service Shares	7,133	1,656
Janus Henderson Flexible Bond Portfolio — Institutional Shares	11	7
Janus Henderson Forty Portfolio — Institutional Shares	52,998	42,616
Janus Henderson Forty Portfolio — Service Shares	449,546	3,904,066
Janus Henderson Global Research Portfolio — Institutional Shares	9,976	12,533
Janus Henderson Global Research Portfolio — Service Shares	5,152	11,166
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	—	—
Janus Henderson Overseas Portfolio — Institutional Shares	1,165	6,589
Janus Henderson Overseas Portfolio — Service Shares	1,072	3,140
Janus Henderson Research Portfolio — Institutional Shares	16,099	21,755
Janus Henderson Research Portfolio — Service Shares	299	2,357
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I	—	—
ClearBridge Variable Dividend Strategy Portfolio — Class II	20,688	17,536
ClearBridge Variable Growth Portfolio — Class II	63,979	41,362
ClearBridge Variable Large Cap Value Portfolio — Class I	51,563	6,540
Lincoln Variable Insurance Products Trust
LVIP American Century Disciplined Core Value Fund — Standard Class II	598	7,654
LVIP American Century Inflation Protection Fund — Service Class	569,677	550,708
LVIP American Century International Fund — Standard Class II	33,988	59,286
LVIP American Century Ultra® Fund — Standard Class II	48,301	45,870
LVIP American Century Value Fund — Standard Class II	83,480	397,884
LVIP JPMorgan Core Bond Fund — Standard Class	291,014	172,912
LVIP JPMorgan Mid Cap Value Fund — Standard Class	173,851	182,804
LVIP JPMorgan Small Cap Core Fund — Standard Class	246,689	123,515
LVIP JPMorgan U.S. Equity Fund — Standard Class	24,110	720,108
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	19,827	21,935
MFS® New Discovery Series — Service Class Shares	1,517	7,671
MFS® Total Return Series — Service Class Shares	414,644	730,700
MFS® Utilities Series — Service Class Shares	101,784	163,349
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares	1,107	4,521
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	268,054	135,449
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	24,287	17,338
High Yield Portfolio — Administrative Class Shares	576,907	978,823
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	1,006	159
Long-Term U.S. Government Portfolio — Administrative Class Shares	1,531,136	5,011,391
Low Duration Portfolio — Administrative Class Shares	1,374,196	3,357,502
Total Return Portfolio — Administrative Class Shares	3,159,975	2,362,187
Rydex Variable Trust
NASDAQ — 100® Fund	27,944	16,897
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	33,714	38,430
Premier Growth Equity V.I.S. Fund — Class 1 Shares	109,528	57,673

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Real Estate Securities V.I.S. Fund — Class 1 Shares	$872,813	$6,501,416
S&P 500® Index V.I.S. Fund — Class 1 Shares	805,612	1,022,116
Small-Cap Equity V.I.S. Fund — Class 1 Shares	131,979	108,413
Total Return V.I.S. Fund — Class 1 Shares	1,367,113	1,548,980
Total Return V.I.S. Fund — Class 3 Shares	1,841,247	6,803,877
U.S. Equity V.I.S. Fund — Class 1 Shares	95,723	27,355
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	929	128,946
Alger Small Cap Growth Portfolio — Class I-2 Shares	305	5,181
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	405,591	2,890,512
PSF PGIM Jennison Blend Portfolio — Class II Shares	72,777	58,068
PSF PGIM Jennison Growth Portfolio — Class II Shares	19,182	373,118

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Mortality and Expense Risk Charge (including benefit rider options) This charge is assessed through a reduction in unit values.	1.00% — 2.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% — 0.25% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $30 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 9.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Bonus Credit

For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2024 and 2023 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2024, 2023, 2022, 2021, and 2020 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Financial highlights are only disclosed for Portfolios that were available to contract owners as of December 31, 2024. Portfolios liquidated in the current year (see note 1) are not included.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B
2024	1.45% to 2.70%	129,405	17.28 to 11.08	2,044	1.76%	6.99% to 5.63%
2023	1.45% to 2.70%	139,676	16.15 to 10.49	2,072	0.90%	11.03% to 9.63%
2022	1.45% to 2.70%	151,656	14.55 to 9.57	2,039	3.08%	(20.34)% to (21.35)%
2021	1.45% to 2.70%	172,424	18.26 to 12.17	2,930	0.26%	11.72% to 10.30%
2020	1.45% to 2.70%	193,750	16.34 to 11.03	2,956	2.15%	7.67% to 6.30%
AB VPS International Value Portfolio — Class B
2024	1.45% to 1.85%	32,909	12.15 to 10.59	362	0.97%	3.28% to 2.86%
2023	1.15% to 2.95%	364,227	7.01 to 10.54	2,680	1.11%	13.51% to 11.45%
2022	1.45% to 1.85%	41,456	10.40 to 9.13	382	1.06%	(15.04)% to (15.39)%
2021	1.15% to 2.95%	491,301	7.25 to 11.30	3,790	1.97%	9.58% to 7.59%
2020	1.15% to 2.95%	400,356	6.62 to 10.50	2,866	1.32%	1.03% to (0.80)%
AB VPS Large Cap Growth Portfolio — Class B
2024	1.45% to 2.70%	21,600	51.60 to 19.73	1,150	0.00%	23.13% to 21.56%
2023	1.45% to 2.70%	25,603	41.91 to 16.23	1,118	0.00%	32.84% to 31.16%
2022	1.45% to 2.70%	27,183	31.55 to 12.38	890	0.00%	(29.72)% to (30.61)%
2021	1.45% to 2.70%	26,758	44.89 to 17.83	1,250	0.00%	26.79% to 25.18%
2020	1.45% to 2.70%	35,865	35.41 to 14.25	1,318	0.00%	33.19% to 31.50%
AB VPS Relative Value Portfolio —Class B
2024	1.40% to 2.70%	62,624	47.18 to 14.61	2,150	1.39%	11.18% to 9.70%
2023	1.40% to 2.70%	88,319	42.44 to 13.32	2,764	1.27%	10.16% to 8.71%
2022	1.40% to 2.70%	98,030	38.52 to 12.25	2,818	1.11%	(5.75)% to (6.99)%
2021	1.40% to 2.70%	113,681	40.88 to 13.17	3,453	0.62%	26.05% to 24.39%
2020	1.40% to 2.70%	130,968	32.43 to 10.59	3,132	1.28%	1.04% to (0.29)%
AB VPS Small Cap Growth Portfolio — Class B
2024	1.45% to 1.80%	7,271	48.74 to 48.54	301	0.00%	16.72% to 16.30%
2023	1.45% to 1.80%	13,523	41.76 to 41.74	524	0.00%	16.02% to 15.61%
2022	1.45% to 1.80%	15,489	35.99 to 36.10	520	0.00%	(40.14)% to (40.36)%
2021	1.45% to 1.80%	16,101	60.13 to 60.53	921	0.00%	7.62% to 7.24%
2020	1.15% to 2.95%	77,390	43.29 to 15.29	3,271	0.00%	51.87% to 49.11%
AB VPS Sustainable Global Thematic Portfolio — Class B
2024	1.45% to 1.70%	1,357	36.11 to 27.25	48	0.00%	4.41% to 4.15%
2023	1.45% to 1.70%	1,585	34.58 to 26.16	53	0.03%	14.03% to 13.74%
2022	1.45% to 1.70%	2,106	30.33 to 16.29	60	0.00%	(28.22)% to (28.41)%
2021	1.45% to 1.70%	2,320	42.25 to 22.75	91	0.00%	20.80% to 20.49%
2020	1.45% to 1.70%	3,930	34.98 to 18.88	131	0.45%	37.07% to 36.72%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2024	1.45% to 2.70%	10,145	45.93 to 19.82	437	0.00%	32.92% to 31.23%
2023	1.45% to 2.70%	12,181	34.55 to 15.11	394	0.00%	38.89% to 37.14%
2022	1.45% to 2.70%	12,375	24.88 to 11.02	290	0.00%	(32.11)% to (32.97)%
2021	1.45% to 2.70%	11,602	36.64 to 16.43	407	0.00%	10.30% to 8.90%
2020	1.45% to 1.70%	12,219	33.22 to 32.76	402	0.07%	40.29% to 39.94%
Invesco V.I. American Franchise Fund — Series II shares
2024	1.45% to 1.70%	1,319	51.40 to 59.16	69	0.00%	32.60% to 32.26%
2023	1.45% to 1.70%	10,417	38.76 to 44.73	393	0.00%	38.57% to 38.22%
2022	1.45% to 1.70%	10,889	27.97 to 32.36	297	0.00%	(32.29)% to (32.46)%
2021	1.45% to 1.70%	10,692	41.31 to 47.92	432	0.00%	10.03% to 9.75%
2020	1.45% to 1.80%	10,984	37.55 to 35.14	404	0.00%	39.94% to 39.44%
Invesco V.I. American Value Fund — Series II shares
2024	1.45% to 1.80%	32,954	14.63 to 14.44	480	0.84%	28.20% to 27.74%
2023	1.45% to 1.80%	47,004	11.42 to 11.31	535	0.40%	13.62% to 13.22%
2022	1.45% to 1.80%	44,687	10.05 to 9.99	448	0.49%	(4.27)% to (4.61)%
2021 (4)	1.45% to 1.80%	38,004	10.49 to 10.47	398	0.24%	4.95% to 4.70%
Invesco V.I. Capital Appreciation Fund — Series I shares
2024	1.40% to 1.40%	2,574	60.06 to 60.06	155	0.00%	32.27% to 32.27%
2023	1.40% to 1.40%	2,697	45.41 to 45.41	123	0.00%	33.49% to 33.49%
2022	1.40% to 1.40%	2,777	34.01 to 34.01	94	0.00%	(31.75)% to (31.75)%
2021	1.40% to 1.40%	3,420	49.84 to 49.84	170	0.00%	20.86% to 20.86%
2020	1.40% to 1.40%	4,978	41.24 to 41.24	205	0.00%	34.67% to 34.67%
Invesco V.I. Capital Appreciation Fund — Series II shares
2024	1.45% to 2.70%	18,727	62.31 to 19.72	992	0.00%	31.88% to 30.20%
2023	1.45% to 2.70%	22,718	47.25 to 15.14	896	0.00%	33.08% to 31.40%
2022	1.45% to 2.70%	23,907	35.51 to 11.52	713	0.00%	(31.96)% to (32.83)%
2021	1.45% to 2.70%	22,265	52.19 to 17.16	1,010	0.00%	20.51% to 18.98%
2020	1.45% to 1.80%	25,883	43.30 to 40.58	1,021	0.00%	34.27% to 33.79%
Invesco V.I. Comstock Fund —Series II shares
2024	1.15% to 2.95%	108,112	30.97 to 15.74	3,277	1.33%	13.54% to 11.46%
2023	1.15% to 2.95%	157,069	27.27 to 14.12	4,234	2.21%	10.81% to 8.80%
2022	1.45% to 1.85%	38,605	33.55 to 26.17	1,164	1.17%	(0.61)% to (1.02)%
2021	1.45% to 2.25%	52,083	33.76 to 21.13	1,577	1.57%	31.12% to 30.05%
2020	1.45% to 2.25%	61,105	25.74 to 16.24	1,401	2.16%	(2.52)% to (3.31)%
Invesco V.I. Core Equity Fund —Series I shares
2024	1.15% to 2.95%	341,887	30.60 to 16.46	9,601	0.84%	24.15% to 21.88%
2023	1.45% to 1.70%	15,487	27.89 to 22.54	407	0.11%	21.58% to 21.27%
2022	1.15% to 2.95%	583,672	20.21 to 11.28	10,924	0.86%	(21.46)% to (22.89)%
2021	1.15% to 2.95%	685,931	25.73 to 14.62	16,469	0.79%	26.27% to 23.97%
2020	1.45% to 1.70%	18,569	23.27 to 18.95	408	0.20%	12.20% to 11.92%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Core Plus Bond Fund — Series I shares
2024	1.40% to 1.40%	53,067	10.03 to 10.03	532	3.81%	1.61% to 1.61%
2023	1.40% to 1.40%	47,733	9.87 to 9.87	471	2.83%	4.66% to 4.66%
2022 (5)	1.40% to 1.40%	35,770	9.43 to 9.43	337	0.97%	(5.69)% to (5.69)%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2024	1.40% to 1.40%	4,331	44.53 to 44.53	193	0.00%	22.48% to 22.48%
2023	1.40% to 1.40%	4,365	36.36 to 36.36	159	0.00%	11.57% to 11.57%
2022	1.40% to 1.40%	4,560	32.58 to 32.58	149	0.00%	(31.95)% to (31.95)%
2021	1.40% to 1.40%	4,605	47.88 to 47.88	220	0.00%	17.43% to 17.43%
2020	1.40% to 1.40%	4,643	40.77 to 40.77	189	0.04%	38.72% to 38.72%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2024	1.45% to 1.60%	2,755	53.68 to 51.93	144	0.00%	22.12% to 21.93%
2023	1.45% to 2.30%	3,374	43.96 to 23.03	133	0.00%	11.22% to 10.26%
2022	1.45% to 2.30%	3,375	39.52 to 20.89	120	0.00%	(32.13)% to (32.71)%
2021	1.45% to 2.30%	3,858	58.23 to 31.05	194	0.00%	17.07% to 16.06%
2020	1.45% to 2.30%	3,863	49.74 to 26.75	166	0.00%	38.21% to 37.02%
Invesco V.I. EQV International Equity Fund — Series II shares
2024	1.15% to 2.95%	205,272	13.63 to 10.51	2,845	2.46%	(0.82)% to (2.63)%
2023	1.15% to 1.85%	37,182	13.74 to 20.37	633	0.00%	16.52% to 15.69%
2022	1.15% to 1.85%	41,078	11.79 to 17.61	600	1.46%	(19.44)% to (20.01)%
2021	1.15% to 2.25%	43,789	14.64 to 14.42	792	1.03%	4.39% to 3.23%
2020	1.15% to 2.25%	49,433	14.02 to 13.97	858	1.01%	12.43% to 11.18%
Invesco V.I. Equity and Income Fund — Series I shares
2024 (7)	1.40% to 1.40%	2,970	10.63 to 10.63	32	1.71%	6.34% to 6.34%
Invesco V.I. Equity and Income Fund — Series II shares
2024	1.45% to 2.95%	116,939	24.14 to 13.25	2,160	1.95%	10.28% to 8.59%
2023	1.45% to 2.95%	35,687	21.82 to 12.20	689	1.75%	8.64% to 7.00%
2022	1.45% to 2.95%	37,230	20.09 to 11.40	666	1.39%	(9.05)% to (10.43)%
2021	1.45% to 2.95%	42,867	22.08 to 12.73	848	1.64%	16.64% to 14.86%
2020	1.45% to 2.95%	65,843	18.93 to 11.08	1,119	2.18%	8.06% to 6.42%
Invesco V.I. Global Fund — Series II shares
2024	1.45% to 2.05%	99,257	43.34 to 26.62	3,172	0.00%	14.10% to 13.40%
2023	1.45% to 2.05%	115,794	37.99 to 23.47	3,289	0.00%	32.50% to 31.70%
2022	1.45% to 2.05%	139,255	28.67 to 17.82	2,988	0.00%	(32.92)% to (33.33)%
2021	1.45% to 2.05%	147,247	42.74 to 26.73	4,887	0.00%	13.50% to 12.81%
2020	1.15% to 2.95%	658,069	23.53 to 13.12	15,805	0.57%	25.87% to 23.58%
Invesco V.I. Global Real Estate Fund — Series II shares
2024	1.45% to 2.70%	17,627	15.69 to 7.82	190	2.52%	(3.54)% to (4.77)%
2023	1.45% to 1.45%	276	16.26 to 16.26	4	1.23%	7.25% to 7.25%
2022	1.45% to 1.45%	278	15.17 to 15.17	4	2.57%	(26.23)% to (26.23)%
2021	1.45% to 1.45%	281	20.56 to 20.56	6	0.62%	23.62% to 23.62%
2020	1.45% to 2.70%	15,440	16.63 to 8.72	172	4.76%	(13.83)% to (14.93)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Global Strategic Income Fund — Series I shares
2024	1.40% to 1.40%	323	10.25 to 10.25	3	2.89%	1.71% to 1.71%
2023	1.40% to 1.40%	367	10.08 to 10.08	4	0.00%	7.37% to 7.37%
2022	1.40% to 1.40%	486	9.39 to 9.39	5	0.00%	(12.70)% to (12.70)%
2021	1.40% to 1.40%	888	10.75 to 10.75	10	4.80%	(4.76)% to (4.76)%
2020	1.40% to 1.40%	835	11.29 to 11.29	9	5.70%	1.95% to 1.95%
Invesco V.I. Main Street Fund® —Series II shares
2024	1.15% to 2.95%	406,194	34.56 to 15.92	12,915	0.00%	21.96% to 19.73%
2023	1.45% to 1.80%	46,883	33.23 to 32.79	1,500	0.13%	21.05% to 20.63%
2022	1.15% to 2.95%	560,942	23.34 to 11.15	12,269	0.97%	(21.23)% to (22.66)%
2021	1.15% to 2.95%	757,232	29.63 to 14.42	21,068	0.78%	25.77% to 23.48%
2020	1.45% to 1.80%	85,811	27.88 to 27.80	2,330	0.34%	12.05% to 11.65%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2024	1.15% to 2.95%	105,094	34.43 to 15.10	3,754	0.00%	11.10% to 9.07%
2023	1.45% to 1.85%	29,244	57.27 to 32.92	1,328	0.93%	16.12% to 15.65%
2022	1.45% to 1.85%	32,176	49.32 to 28.46	1,269	0.22%	(17.26)% to (17.59)%
2021	1.45% to 2.25%	39,621	59.61 to 27.37	1,954	0.12%	20.49% to 19.51%
2020	1.15% to 2.95%	148,053	26.53 to 12.52	4,446	0.37%	18.26% to 16.11%
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2
2024	1.45% to 1.65%	4,442	53.29 to 51.75	233	0.00%	19.24% to 18.99%
2023	1.45% to 1.65%	10,968	44.69 to 43.49	482	0.00%	31.24% to 30.98%
2022	1.45% to 1.65%	11,400	34.05 to 33.20	382	0.00%	(38.11)% to (38.24)%
2021	1.45% to 1.65%	11,024	55.02 to 53.75	598	0.00%	13.30% to 13.07%
2020	1.45% to 1.65%	11,305	48.56 to 47.54	542	0.00%	41.11% to 40.82%
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2024	1.45% to 2.70%	6,639	48.92 to 14.18	193	0.06%	10.97% to 9.56%
2023	1.45% to 1.60%	439	44.08 to 42.68	19	0.78%	16.60% to 16.42%
2022	1.45% to 1.60%	434	37.81 to 36.66	16	0.73%	(15.32)% to (15.45)%
2021	1.45% to 1.60%	463	44.65 to 43.35	20	0.53%	24.06% to 23.87%
2020	1.45% to 1.60%	2,300	35.99 to 35.00	81	0.82%	6.54% to 6.38%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2024	1.45% to 1.60%	607	36.90 to 41.81	25	1.06%	23.07% to 22.88%
2023	1.45% to 2.70%	30,940	29.98 to 14.69	916	0.08%	22.03% to 20.49%
2022	1.45% to 1.60%	2,913	24.57 to 27.92	73	0.60%	(23.99)% to (24.10)%
2021	1.45% to 1.60%	4,820	32.33 to 36.79	158	0.85%	25.16% to 24.97%
2020	1.45% to 1.60%	6,110	25.83 to 29.44	160	1.09%	22.34% to 22.16%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BNY Mellon Variable Investment Fund — Government Money Market Portfolio
2024	1.45% to 2.05%	83,748	9.73 to 8.67	807	4.58%	3.24% to 2.61%
2023	1.45% to 1.60%	43,033	9.43 to 9.13	401	4.49%	3.08% to 2.93%
2022	1.45% to 1.80%	44,669	9.14 to 8.51	404	1.22%	(0.20)% to (0.55)%
2021	1.45% to 1.80%	50,952	9.16 to 8.55	462	0.01%	(1.44)% to (1.79)%
2020	1.45% to 1.60%	31,790	9.30 to 9.04	292	0.18%	(1.24)% to (1.39)%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2024	1.45% to 1.70%	3,000	39.00 to 27.57	110	1.34%	10.08% to 9.80%
2023	1.45% to 1.70%	6,112	35.43 to 25.11	204	1.87%	16.92% to 16.62%
2022	1.45% to 1.70%	7,158	30.31 to 21.53	201	1.67%	(17.88)% to (18.09)%
2021	1.45% to 1.70%	7,460	36.91 to 26.29	256	1.08%	11.71% to 11.42%
2020	1.45% to 1.70%	8,769	33.04 to 23.59	272	1.51%	17.92% to 17.62%
BlackRock Basic Value V.I. Fund — Class III Shares
2024	1.15% to 2.10%	20,898	25.25 to 27.00	537	0.58%	8.78% to 7.73%
2023	1.15% to 2.95%	128,796	23.22 to 12.95	2,799	1.51%	14.91% to 12.82%
2022	1.15% to 2.95%	143,543	20.20 to 11.48	2,722	0.94%	(6.21)% to (7.92)%
2021	1.15% to 2.95%	232,276	21.54 to 12.46	4,689	1.78%	19.94% to 17.76%
2020	1.15% to 2.30%	30,920	17.96 to 17.63	578	0.81%	1.94% to 0.76%
BlackRock Global Allocation V.I. Fund — Class III Shares
2024	1.35% to 2.95%	1,540,819	17.39 to 11.91	26,255	1.38%	7.45% to 5.70%
2023	1.35% to 2.95%	1,820,193	16.19 to 11.27	29,129	2.42%	10.98% to 9.18%
2022	1.35% to 2.95%	2,066,719	14.58 to 10.32	30,036	0.00%	(17.21)% to (18.55)%
2021	1.35% to 2.95%	2,347,826	17.62 to 12.67	41,292	0.81%	4.98% to 3.28%
2020	1.35% to 2.95%	2,577,394	16.78 to 12.27	43,776	1.22%	19.08% to 17.15%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2024	1.45% to 1.60%	2,866	64.57 to 62.57	180	0.00%	29.47% to 29.28%
2023	1.45% to 1.60%	3,271	49.87 to 48.40	159	0.00%	50.27% to 50.04%
2022	1.45% to 1.60%	3,363	33.19 to 32.26	109	0.00%	(39.15)% to (39.24)%
2021	1.45% to 1.60%	3,248	54.54 to 53.09	173	0.00%	16.07% to 15.90%
2020	1.45% to 1.60%	3,290	46.98 to 45.81	151	0.00%	41.35% to 41.14%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2024	1.45% to 1.85%	23,878	30.35 to 29.30	719	0.00%	19.65% to 19.16%
2023	1.15% to 2.95%	510,622	25.96 to 14.67	12,436	0.00%	37.94% to 35.44%
2022	1.15% to 2.95%	417,193	18.82 to 10.83	7,408	0.00%	(28.83)% to (30.13)%
2021	1.15% to 2.95%	77,131	26.45 to 15.50	1,959	0.00%	17.21% to 15.08%
2020	1.15% to 2.95%	752,693	22.56 to 13.47	16,279	0.00%	30.41% to 28.04%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Variable Portfolio —Overseas Core Fund — Class 2
2024	1.45% to 1.85%	54,657	13.84 to 13.36	751	5.53%	1.73% to 1.32%
2023	1.15% to 2.95%	231,063	13.93 to 11.18	3,088	1.71%	14.00% to 11.93%
2022	1.15% to 2.95%	258,961	12.21 to 9.99	3,051	0.69%	(15.88)% to (17.41)%
2021	1.15% to 2.95%	230,942	14.52 to 12.10	3,254	0.61%	8.48% to 6.51%
2020	1.45% to 1.85%	78,926	13.20 to 12.95	1,037	1.44%	7.25% to 6.81%
Deutsche DWS Variable Series II
DWS Small Mid Cap Value VIP — Class B Shares
2024	1.45% to 1.60%	1,537	45.72 to 44.19	68	0.83%	4.25% to 4.09%
2023	1.45% to 1.60%	1,922	43.85 to 42.45	82	0.79%	12.93% to 12.76%
2022	1.45% to 1.60%	1,927	38.83 to 37.65	73	0.47%	(17.35)% to (17.48)%
2021	1.45% to 1.60%	1,933	46.98 to 45.62	89	0.86%	28.16% to 27.96%
2020	1.45% to 1.80%	2,041	36.66 to 34.35	73	1.12%	(2.54)% to (2.89)%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2024	1.15% to 2.95%	211,905	15.95 to 10.67	3,129	7.86%	6.43% to 4.49%
2023	1.15% to 2.95%	222,686	14.99 to 10.21	3,108	8.17%	9.94% to 7.94%
2022	1.15% to 2.95%	248,904	13.63 to 9.46	3,178	4.85%	(3.85)% to (5.60)%
2021	1.15% to 2.95%	177,595	14.18 to 10.02	2,409	2.91%	2.43% to 0.57%
2020	1.15% to 2.95%	245,778	13.84 to 9.97	3,237	3.35%	0.82% to (1.01)%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2024	1.40% to 1.40%	8	27.18 to 27.18	—	5.79%	4.77% to 4.77%
2023	1.40% to 1.40%	9	25.94 to 25.94	—	6.08%	11.15% to 11.15%
2022	1.40% to 1.40%	10	23.34 to 23.34	—	6.35%	(13.01)% to (13.01)%
2021	1.40% to 1.40%	13	26.83 to 26.83	—	4.87%	3.38% to 3.38%
2020	1.40% to 1.40%	13	25.95 to 25.95	—	5.95%	4.10% to 4.10%
Federated Hermes High Income Bond Fund II — Service Shares
2024	1.45% to 2.10%	21,597	27.78 to 19.54	563	5.26%	4.31% to 3.62%
2023	1.45% to 2.10%	26,757	26.63 to 18.85	660	5.63%	10.84% to 10.11%
2022	1.45% to 2.10%	28,941	24.03 to 17.12	644	5.43%	(13.19)% to (13.77)%
2021	1.45% to 2.10%	31,165	27.68 to 19.85	800	4.73%	2.93% to 2.25%
2020	1.45% to 2.10%	33,872	26.89 to 19.42	846	5.87%	3.93% to 3.24%
Federated Hermes Kaufmann Fund II — Service Shares
2024	1.15% to 2.95%	108,329	26.40 to 10.91	2,833	0.19%	15.42% to 13.31%
2023	1.45% to 1.70%	16,938	48.74 to 20.91	622	0.00%	13.20% to 12.91%
2022	1.15% to 2.95%	140,530	20.14 to 8.64	2,862	0.00%	(31.06)% to (32.31)%
2021	1.15% to 2.95%	55,153	29.22 to 12.76	1,914	0.00%	1.09% to (0.75)%
2020	1.15% to 2.95%	106,771	28.90 to 12.86	3,455	0.00%	27.00% to 24.69%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes Managed Volatility Fund II — Primary Shares
2024	1.40% to 1.40%	1,288	22.54 to 22.54	29	2.14%	13.93% to 13.93%
2023	1.40% to 1.40%	1,271	19.79 to 19.79	25	2.02%	7.17% to 7.17%
2022	1.40% to 1.40%	1,710	18.46 to 18.46	32	1.88%	(14.96)% to (14.96)%
2021	1.40% to 1.40%	2,273	21.71 to 21.71	49	1.83%	16.86% to 16.86%
2020	1.40% to 1.40%	2,475	18.58 to 18.58	46	2.63%	(0.48)% to (0.48)%
Fidelity® Variable Insurance Products Fund
VIP Asset Manager Portfolio — Initial Class
2024	1.40% to 1.40%	4,184	26.46 to 26.46	111	2.44%	6.97% to 6.97%
2023	1.40% to 1.40%	4,436	24.74 to 24.74	110	2.38%	11.37% to 11.37%
2022	1.40% to 1.40%	4,610	22.22 to 22.22	102	2.03%	(16.12)% to (16.12)%
2021	1.40% to 1.40%	4,786	26.49 to 26.49	127	1.64%	8.38% to 8.38%
2020	1.40% to 1.40%	4,816	24.44 to 24.44	118	1.49%	13.26% to 13.26%
VIP Asset Manager Portfolio —Service Class 2
2024	1.45% to 1.85%	1,843	23.23 to 20.69	42	2.28%	6.66% to 6.22%
2023	1.45% to 1.85%	1,963	21.78 to 19.47	42	2.14%	11.02% to 10.57%
2022	1.45% to 1.85%	2,091	19.62 to 17.61	40	1.85%	(16.38)% to (16.72)%
2021	1.45% to 1.85%	2,197	23.46 to 21.15	50	1.38%	8.09% to 7.65%
2020	1.45% to 1.85%	2,302	21.70 to 19.64	48	1.28%	12.88% to 12.42%
VIP Balanced Portfolio — Service Class 2
2024	1.45% to 2.95%	179,538	33.11 to 15.10	4,619	1.64%	13.94% to 12.20%
2023	1.45% to 2.95%	224,555	29.06 to 13.46	5,104	1.52%	19.48% to 17.67%
2022	1.45% to 2.95%	257,430	24.32 to 11.44	4,943	1.03%	(19.37)% to (20.60)%
2021	1.45% to 2.95%	281,229	30.16 to 14.41	6,803	0.72%	16.28% to 14.51%
2020	1.45% to 2.95%	312,324	25.94 to 12.58	6,800	1.26%	20.36% to 18.53%
VIP Contrafund® Portfolio — Initial Class
2024	1.40% to 1.40%	10,704	86.15 to 86.15	922	0.19%	31.91% to 31.91%
2023	1.40% to 1.40%	10,967	65.31 to 65.31	716	0.48%	31.59% to 31.59%
2022	1.40% to 1.40%	11,875	49.63 to 49.63	589	0.48%	(27.34)% to (27.34)%
2021	1.40% to 1.40%	14,087	68.31 to 68.31	962	0.06%	26.05% to 26.05%
2020	1.40% to 1.40%	15,378	54.19 to 54.19	833	0.25%	28.74% to 28.74%
VIP Contrafund® Portfolio —Service Class 2
2024	1.15% to 2.95%	464,521	42.17 to 19.80	21,073	0.03%	31.90% to 29.49%
2023	1.15% to 2.95%	577,228	31.97 to 15.29	19,811	0.33%	31.59% to 29.20%
2022	1.15% to 2.95%	331,379	24.30 to 11.83	9,704	0.27%	(27.33)% to (28.65)%
2021	1.15% to 2.95%	296,730	33.43 to 16.58	13,107	0.03%	26.05% to 23.75%
2020	1.15% to 2.25%	317,824	26.53 to 26.81	11,462	0.09%	28.73% to 27.31%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2024	1.60% to 1.65%	253	71.12 to 43.22	15	0.07%	23.18% to 23.12%
2023	1.60% to 1.65%	631	57.74 to 35.10	34	0.12%	26.67% to 26.61%
2022	1.60% to 1.65%	650	45.58 to 27.73	27	0.10%	(22.31)% to (22.35)%
2021	1.60% to 1.70%	833	58.67 to 52.17	45	0.11%	22.28% to 22.16%
2020	1.45% to 1.70%	1,294	49.29 to 42.70	58	0.05%	31.41% to 31.08%
VIP Equity-Income PortfolioSM —Initial Class
2024	1.40% to 1.40%	5,987	41.05 to 41.05	246	1.67%	13.72% to 13.72%
2023	1.40% to 1.40%	7,389	36.10 to 36.10	267	1.95%	9.11% to 9.11%
2022	1.40% to 1.40%	7,597	33.08 to 33.08	251	1.84%	(6.28)% to (6.28)%
2021	1.40% to 1.40%	8,024	35.30 to 35.30	283	1.90%	23.15% to 23.15%
2020	1.40% to 1.40%	8,357	28.67 to 28.67	240	1.78%	5.20% to 5.20%
VIP Equity-Income PortfolioSM —Service Class 2
2024	1.45% to 1.85%	80,851	33.33 to 29.01	2,367	1.56%	13.38% to 12.92%
2023	1.45% to 1.85%	91,712	29.40 to 25.69	2,370	1.20%	8.78% to 8.34%
2022	1.15% to 2.95%	230,402	20.97 to 12.31	4,966	1.83%	(6.33)% to (8.03)%
2021	1.15% to 2.95%	209,091	22.39 to 13.38	4,970	0.90%	23.17% to 20.93%
2020	1.15% to 2.95%	1,065,482	18.18 to 11.06	18,844	2.07%	5.21% to 3.30%
VIP Growth & Income Portfolio — Initial Class
2024	1.40% to 1.40%	5,837	48.05 to 48.05	280	1.46%	20.49% to 20.49%
2023	1.40% to 1.40%	6,184	39.88 to 39.88	247	1.54%	17.06% to 17.06%
2022	1.40% to 1.40%	7,663	34.06 to 34.06	261	1.67%	(6.28)% to (6.28)%
2021	1.40% to 1.40%	8,451	36.34 to 36.34	307	2.19%	24.19% to 24.19%
2020	1.40% to 1.40%	9,024	29.26 to 29.26	264	2.06%	6.34% to 6.34%
VIP Growth & Income Portfolio — Service Class 2
2024	1.45% to 1.70%	16,750	42.49 to 31.02	638	1.26%	20.18% to 19.88%
2023	1.45% to 1.80%	18,552	35.36 to 34.33	583	1.45%	16.65% to 16.24%
2022	1.45% to 1.80%	21,121	30.31 to 29.53	565	1.36%	(6.55)% to (6.88)%
2021	1.45% to 1.80%	25,831	32.43 to 31.71	744	2.17%	23.82% to 23.38%
2020	1.45% to 1.80%	29,228	26.19 to 25.70	678	1.95%	6.03% to 5.66%
VIP Growth Opportunities Portfolio — Initial Class
2024	1.40% to 1.40%	1,232	70.97 to 70.97	87	0.00%	36.93% to 36.93%
2023	1.40% to 1.40%	1,348	51.82 to 51.82	70	0.00%	43.62% to 43.62%
2022	1.40% to 1.40%	2,332	36.08 to 36.08	84	0.00%	(39.01)% to (39.01)%
2021	1.40% to 1.40%	2,391	59.17 to 59.17	141	0.00%	10.38% to 10.38%
2020	1.40% to 1.40%	2,832	53.61 to 53.61	152	0.01%	66.30% to 66.30%
VIP Growth Opportunities Portfolio — Service Class 2
2024	1.45% to 2.70%	5,307	72.13 to 22.13	301	0.00%	36.54% to 34.80%
2023	1.45% to 1.70%	4,958	52.83 to 51.25	259	0.00%	43.20% to 42.84%
2022	1.45% to 1.70%	6,149	36.89 to 35.88	224	0.00%	(39.21)% to (39.37)%
2021	1.45% to 1.70%	5,363	60.69 to 59.18	322	0.00%	10.05% to 9.77%
2020	1.15% to 2.95%	221,092	56.65 to 17.74	11,235	0.00%	66.29% to 63.27%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth Portfolio — Initial Class
2024	1.40% to 1.40%	8,171	73.42 to 73.42	600	0.00%	28.55% to 28.55%
2023	1.40% to 1.40%	8,390	57.11 to 57.11	479	0.11%	34.34% to 34.34%
2022	1.40% to 1.40%	10,619	42.51 to 42.51	452	0.61%	(25.51)% to (25.51)%
2021	1.40% to 1.40%	11,105	57.07 to 57.07	634	0.00%	21.49% to 21.49%
2020	1.40% to 1.40%	12,369	46.97 to 46.97	581	0.08%	41.88% to 41.88%
VIP Growth Portfolio — Service Class 2
2024	1.45% to 1.85%	18,120	56.46 to 64.35	1,072	0.00%	28.18% to 27.66%
2023	1.45% to 1.85%	19,797	44.04 to 50.41	917	0.00%	33.93% to 33.38%
2022	1.45% to 1.85%	20,879	32.89 to 37.79	723	0.35%	(25.74)% to (26.04)%
2021	1.45% to 1.85%	22,132	44.28 to 51.10	1,031	0.00%	21.12% to 20.63%
2020	1.45% to 1.85%	22,996	36.56 to 42.36	885	0.05%	41.47% to 40.90%
VIP Investment Grade Bond Portfolio — Service Class 2
2024	1.15% to 2.95%	583,627	13.72 to 8.81	7,190	4.65%	0.32% to (1.51)%
2023	1.15% to 2.95%	213,557	13.68 to 8.94	2,660	1.57%	4.78% to 2.88%
2022	1.15% to 2.95%	458,977	13.05 to 8.69	5,453	1.70%	(14.21)% to (15.77)%
2021	1.15% to 2.95%	700,775	15.21 to 10.32	9,767	1.79%	(2.04)% to (3.82)%
2020	1.15% to 2.95%	737,089	15.53 to 10.73	10,578	2.07%	7.90% to 5.94%
VIP Mid Cap Portfolio — Service Class 2
2024	1.15% to 2.95%	143,933	30.19 to 15.04	5,484	0.40%	15.82% to 13.70%
2023	1.40% to 1.85%	72,573	64.31 to 32.94	3,353	0.38%	13.20% to 12.68%
2022	1.40% to 1.85%	78,620	56.81 to 29.23	3,230	0.26%	(16.15)% to (16.54)%
2021	1.40% to 2.25%	86,870	67.76 to 27.14	4,233	0.34%	23.56% to 22.49%
2020	1.40% to 2.70%	114,302	54.84 to 11.87	4,386	0.36%	16.22% to 14.69%
VIP Overseas Portfolio — Initial Class
2024	1.40% to 1.40%	5,295	22.99 to 22.99	122	1.62%	3.57% to 3.57%
2023	1.40% to 1.40%	5,544	22.20 to 22.20	123	1.06%	18.83% to 18.83%
2022	1.40% to 1.40%	5,555	18.68 to 18.68	104	1.08%	(25.54)% to (25.54)%
2021	1.40% to 1.40%	5,564	25.09 to 25.09	140	0.53%	18.03% to 18.03%
2020	1.40% to 1.40%	5,577	21.26 to 21.26	119	0.44%	13.99% to 13.99%
VIP Value Strategies Portfolio — Service Class 2
2024	1.45% to 1.70%	1,696	40.03 to 27.26	62	0.76%	7.57% to 7.30%
2023	1.45% to 1.70%	1,844	37.22 to 25.41	62	0.92%	18.86% to 18.56%
2022	1.45% to 1.70%	1,920	31.31 to 21.43	54	0.84%	(8.69)% to (8.92)%
2021	1.45% to 1.70%	2,168	34.29 to 23.53	67	1.27%	31.41% to 31.08%
2020	1.45% to 1.70%	1,929	26.09 to 17.95	44	1.05%	6.45% to 6.18%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares
2024	1.45% to 2.95%	360,927	17.39 to 11.77	5,805	2.06%	7.56% to 5.91%
2023	1.45% to 2.95%	413,463	16.16 to 11.11	6,201	1.46%	12.96% to 11.24%
2022	1.45% to 2.95%	454,526	14.31 to 9.99	6,060	1.68%	(17.22)% to (18.47)%
2021	1.45% to 2.95%	552,268	17.29 to 12.25	8,958	1.75%	10.06% to 8.39%
2020	1.45% to 2.95%	603,768	15.71 to 11.30	8,989	1.49%	10.12% to 8.45%
Franklin Income VIP Fund — Class 2 Shares
2024	1.15% to 2.95%	1,119,608	20.01 to 11.46	19,658	5.21%	5.96% to 4.02%
2023	1.15% to 2.95%	1,336,332	18.88 to 11.01	22,533	5.19%	7.38% to 5.43%
2022	1.15% to 2.95%	1,501,331	17.58 to 10.45	23,914	4.86%	(6.56)% to (8.26)%
2021	1.15% to 2.95%	1,838,116	18.82 to 11.39	31,788	4.68%	15.41% to 13.31%
2020	1.15% to 2.95%	2,118,364	16.30 to 10.05	32,949	5.89%	(0.47)% to (2.28)%
Franklin Large Cap Growth VIP Fund — Class 2 Shares
2024	1.45% to 1.60%	3,527	58.47 to 56.52	204	0.00%	24.46% to 24.27%
2023	1.45% to 1.60%	4,226	46.98 to 45.48	196	0.00%	38.41% to 38.20%
2022	1.45% to 2.70%	11,724	33.94 to 10.08	331	0.00%	(37.46)% to (38.25)%
2021	1.45% to 2.70%	8,909	54.27 to 16.32	426	0.00%	13.60% to 12.16%
2020	1.45% to 2.70%	14,196	47.77 to 14.55	571	0.00%	42.54% to 40.73%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2024	1.15% to 2.95%	156,294	19.19 to 12.02	3,018	1.91%	9.98% to 7.97%
2023	1.15% to 2.95%	192,769	17.45 to 11.13	3,536	1.87%	12.16% to 10.13%
2022	1.15% to 2.95%	211,868	15.56 to 10.11	3,464	0.66%	(8.49)% to (10.16)%
2021	1.15% to 2.95%	1,129,185	17.00 to 11.25	18,792	4.78%	17.80% to 15.65%
2020	1.45% to 1.70%	68,500	24.90 to 14.00	1,387	2.88%	(6.42)% to (6.66)%
Templeton Foreign VIP Fund — Class 1 Shares
2024	1.40% to 1.40%	—	16.21 to 16.21	—	0.00%	(2.19)% to (2.19)%
2023	1.40% to 1.40%	—	16.58 to 16.58	—	0.00%	19.41% to 19.41%
2022	1.40% to 1.40%	—	13.88 to 13.88	—	0.00%	(8.68)% to (8.68)%
2021	1.40% to 1.40%	—	15.20 to 15.20	—	0.00%	2.98% to 2.98%
2020	1.40% to 1.40%	—	14.76 to 14.76	—	0.00%	(2.30)% to (2.30)%
Templeton Foreign VIP Fund — Class 2 Shares
2024	1.45% to 1.60%	7,820	21.74 to 21.02	167	2.48%	(2.44)% to (2.59)%
2023	1.45% to 1.60%	9,636	22.29 to 21.58	210	3.19%	19.01% to 18.83%
2022	1.45% to 1.60%	10,033	18.73 to 18.16	184	3.16%	(8.94)% to (9.08)%
2021	1.45% to 2.70%	17,670	20.57 to 10.26	291	1.46%	2.65% to 1.35%
2020	1.45% to 1.60%	10,272	20.04 to 19.49	202	4.05%	(2.59)% to (2.74)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Templeton Global Bond VIP Fund — Class 1 Shares
2024	1.40% to 1.40%	135	13.51 to 13.51	2	0.00%	(12.38)% to (12.38)%
2023	1.40% to 1.40%	1,985	15.42 to 15.42	31	0.00%	1.76% to 1.76%
2022	1.40% to 1.40%	2,213	15.16 to 15.16	34	0.00%	(6.18)% to (6.18)%
2021	1.40% to 1.40%	2,612	16.16 to 16.16	42	0.00%	(5.96)% to (5.96)%
2020	1.40% to 1.40%	2,581	17.18 to 17.18	44	8.41%	(6.40)% to (6.40)%
Templeton Growth VIP Fund — Class 2 Shares
2024	1.45% to 2.70%	38,691	15.09 to 11.61	527	0.94%	3.87% to 2.54%
2023	1.45% to 1.70%	33,559	14.52 to 12.75	458	3.33%	19.26% to 18.96%
2022	1.45% to 1.70%	35,504	12.18 to 10.72	406	0.16%	(12.78)% to (13.01)%
2021	1.45% to 2.70%	55,869	13.96 to 11.17	722	0.88%	3.35% to 2.04%
2020	1.45% to 1.70%	41,560	13.51 to 11.95	529	3.03%	4.27% to 4.00%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2024	1.40% to 2.30%	593,979	9.75 to 8.70	5,691	4.73%	3.43% to 2.49%
2023	1.40% to 2.20%	623,044	9.43 to 8.59	5,762	4.65%	3.33% to 2.49%
2022	1.40% to 2.70%	891,955	9.13 to 9.31	8,031	1.48%	(0.04)% to (1.36)%
2021	1.40% to 2.70%	619,430	9.13 to 9.44	5,600	0.01%	(1.39)% to (2.69)%
2020	1.40% to 2.95%	777,279	9.26 to 9.67	7,111	0.25%	(1.14)% to (2.69)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2024	1.40% to 1.40%	5,769	31.65 to 31.65	183	1.41%	15.45% to 15.45%
2023	1.40% to 1.40%	6,074	27.41 to 27.41	167	1.80%	11.44% to 11.44%
2022	1.40% to 1.40%	6,166	24.60 to 24.60	152	1.37%	(7.68)% to (7.68)%
2021	1.40% to 1.40%	6,166	26.64 to 26.64	164	0.98%	22.40% to 22.40%
2020	1.40% to 1.40%	6,166	21.77 to 21.77	134	1.42%	2.52% to 2.52%
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2024	1.40% to 1.85%	5,281	76.48 to 32.65	292	1.02%	10.81% to 10.31%
2023	1.40% to 1.85%	5,412	69.02 to 29.60	272	1.02%	9.87% to 9.36%
2022	1.40% to 1.85%	5,931	62.82 to 27.07	271	0.62%	(11.24)% to (11.65)%
2021	1.40% to 1.85%	7,079	70.78 to 30.64	386	0.46%	29.12% to 28.53%
2020	1.40% to 1.85%	7,557	54.82 to 23.84	315	0.63%	6.88% to 6.40%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2024	1.40% to 1.40%	10,864	55.63 to 55.63	604	2.07%	13.80% to 13.80%
2023	1.40% to 1.40%	11,272	48.88 to 48.88	551	2.07%	13.80% to 13.80%
2022	1.40% to 1.40%	13,747	42.95 to 42.95	590	1.37%	(17.57)% to (17.57)%
2021	1.40% to 1.40%	15,887	52.10 to 52.10	828	1.12%	15.56% to 15.56%
2020	1.40% to 1.40%	16,921	45.09 to 45.09	763	2.41%	12.71% to 12.71%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Balanced Portfolio — Service Shares
2024	1.45% to 2.95%	229,498	39.79 to 13.46	6,720	1.73%	13.47% to 11.73%
2023	1.45% to 2.95%	271,518	35.07 to 12.05	6,989	1.75%	13.47% to 11.75%
2022	1.45% to 2.95%	305,325	30.91 to 10.78	6,971	1.06%	(17.82)% to (19.07)%
2021	1.15% to 2.95%	362,580	28.81 to 13.32	10,160	0.87%	15.56% to 13.46%
2020	1.15% to 2.95%	405,056	24.93 to 11.74	9,849	2.06%	12.71% to 10.67%
Janus Henderson Enterprise Portfolio — Institutional Shares
2024	1.40% to 1.40%	10,308	77.47 to 77.47	799	0.74%	13.98% to 13.98%
2023	1.40% to 1.40%	10,547	67.97 to 67.97	717	0.16%	16.43% to 16.43%
2022	1.40% to 1.40%	11,157	58.38 to 58.38	651	0.38%	(17.11)% to (17.11)%
2021	1.40% to 1.40%	11,854	70.43 to 70.43	835	0.32%	15.20% to 15.20%
2020	1.40% to 1.40%	13,532	61.14 to 61.14	827	0.11%	17.80% to 17.80%
Janus Henderson Enterprise Portfolio — Service Shares
2024	1.45% to 1.60%	2,033	55.28 to 74.24	117	0.63%	13.64% to 13.47%
2023	1.45% to 1.60%	2,005	48.65 to 65.43	102	0.09%	16.07% to 15.90%
2022	1.45% to 1.60%	1,986	41.91 to 56.45	87	0.27%	(17.36)% to (17.49)%
2021	1.45% to 1.60%	2,025	50.72 to 68.42	107	0.24%	14.85% to 14.68%
2020	1.45% to 1.60%	2,006	44.16 to 59.66	93	0.04%	17.46% to 17.28%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2024	1.40% to 1.40%	12	21.15 to 21.15	—	4.91%	0.52% to 0.52%
2023	1.40% to 1.40%	12	21.04 to 21.04	—	0.98%	4.03% to 4.03%
2022	1.40% to 1.40%	175	20.22 to 20.22	4	2.63%	(14.86)% to (14.86)%
2021	1.40% to 1.40%	184	23.75 to 23.75	4	2.70%	(2.28)% to (2.28)%
2020	1.40% to 1.40%	194	24.31 to 24.31	5	2.89%	8.93% to 8.93%
Janus Henderson Forty Portfolio — Institutional Shares
2024	1.40% to 1.40%	9,196	106.67 to 106.67	981	0.11%	26.66% to 26.66%
2023	1.40% to 1.40%	9,495	84.22 to 84.22	800	0.16%	38.01% to 38.01%
2022	1.40% to 1.40%	12,938	61.02 to 61.02	790	0.19%	(34.48)% to (34.48)%
2021	1.40% to 1.40%	13,970	93.14 to 93.14	1,301	0.49%	21.18% to 21.18%
2020	1.40% to 1.40%	14,898	76.86 to 76.86	1,145	0.71%	37.45% to 37.45%
Janus Henderson Forty Portfolio — Service Shares
2024	1.45% to 1.70%	17,799	72.55 to 51.84	1,172	0.01%	26.27% to 25.95%
2023	1.15% to 2.95%	103,385	38.10 to 15.10	4,128	0.12%	38.05% to 35.55%
2022	1.15% to 2.95%	112,276	27.60 to 11.14	3,272	0.07%	(34.49)% to (35.68)%
2021	1.45% to 1.70%	27,787	63.91 to 46.02	1,555	0.55%	20.82% to 20.52%
2020	1.45% to 1.80%	34,073	52.90 to 58.75	1,583	0.63%	37.02% to 36.53%
Janus Henderson Global Research Portfolio — Institutional Shares
2024	1.40% to 1.40%	6,942	33.76 to 33.76	234	0.75%	21.84% to 21.84%
2023	1.40% to 1.40%	7,200	27.71 to 27.71	199	0.88%	25.01% to 25.01%
2022	1.40% to 1.40%	9,234	22.16 to 22.16	205	1.62%	(20.54)% to (20.54)%
2021	1.40% to 1.40%	9,791	27.89 to 27.89	273	0.51%	16.44% to 16.44%
2020	1.40% to 1.40%	11,924	23.95 to 23.95	286	0.82%	18.38% to 18.38%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Global Research Portfolio — Service Shares
2024	1.45% to 1.60%	4,723	26.30 to 29.86	132	0.60%	21.47% to 21.29%
2023	1.45% to 1.65%	5,062	21.65 to 20.68	116	0.75%	24.64% to 24.39%
2022	1.45% to 1.65%	5,688	17.37 to 16.62	105	1.46%	(20.77)% to (20.93)%
2021	1.45% to 1.65%	7,491	21.92 to 21.03	177	0.36%	16.09% to 15.85%
2020	1.45% to 1.65%	7,930	18.89 to 18.15	162	0.64%	18.03% to 17.79%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2024	1.45% to 1.80%	—	72.83 to 86.77	—	0.00%	29.84% to 29.37%
2023	1.45% to 1.80%	—	56.09 to 67.07	—	0.00%	52.05% to 51.51%
2022	1.45% to 1.80%	—	36.89 to 44.27	—	0.00%	(38.03)% to (38.25)%
2021	1.60% to 1.60%	215	74.64 to 74.64	16	0.67%	15.86% to 15.86%
2020	1.60% to 1.60%	215	64.42 to 64.42	14	0.00%	48.32% to 48.32%
Janus Henderson Overseas Portfolio — Institutional Shares
2024	1.40% to 1.40%	2,488	32.47 to 32.47	81	1.35%	4.34% to 4.34%
2023	1.40% to 1.40%	2,646	31.12 to 31.12	82	1.39%	9.33% to 9.33%
2022	1.40% to 1.40%	4,004	28.46 to 28.46	114	1.76%	(9.88)% to (9.88)%
2021	1.40% to 1.40%	4,236	31.59 to 31.59	134	1.07%	12.00% to 12.00%
2020	1.40% to 1.40%	4,642	28.20 to 28.20	131	1.35%	14.67% to 14.67%
Janus Henderson Overseas Portfolio — Service Shares
2024	1.45% to 1.80%	2,944	24.72 to 26.74	79	1.30%	4.04% to 3.67%
2023	1.45% to 1.80%	3,012	23.76 to 25.79	78	1.43%	8.99% to 8.60%
2022	1.45% to 1.80%	3,283	21.80 to 23.75	78	1.69%	(10.16)% to (10.47)%
2021	1.45% to 1.80%	3,335	24.27 to 26.53	88	1.03%	11.65% to 11.25%
2020	1.45% to 1.80%	3,390	21.74 to 23.85	80	1.22%	14.34% to 13.93%
Janus Henderson Research Portfolio — Institutional Shares
2024	1.40% to 1.40%	10,496	58.61 to 58.61	615	0.03%	33.41% to 33.41%
2023	1.40% to 1.40%	10,754	43.94 to 43.94	472	0.14%	41.18% to 41.18%
2022	1.40% to 1.40%	11,788	31.12 to 31.12	367	0.71%	(30.87)% to (30.87)%
2021	1.40% to 1.40%	12,415	45.02 to 45.02	559	0.10%	18.65% to 18.65%
2020	1.40% to 1.40%	13,231	37.94 to 37.94	502	0.54%	31.09% to 31.09%
Janus Henderson Research Portfolio — Service Shares
2024	1.45% to 1.45%	238	44.78 to 44.78	11	0.00%	32.99% to 32.99%
2023	1.45% to 1.45%	296	33.67 to 33.67	10	0.06%	40.75% to 40.75%
2022	1.45% to 1.45%	289	23.92 to 23.92	7	0.59%	(31.08)% to (31.08)%
2021	1.45% to 1.45%	1,377	34.71 to 34.71	48	0.02%	18.31% to 18.31%
2020	1.45% to 1.45%	1,531	29.34 to 29.34	45	0.36%	30.65% to 30.65%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I
2024	1.40% to 1.40%	—	34.26 to 34.26	—	0.00%	15.20% to 15.20%
2023	1.40% to 1.40%	—	29.74 to 29.74	—	0.00%	12.60% to 12.60%
2022	1.40% to 1.40%	—	26.41 to 26.41	—	0.00%	(9.38)% to (9.38)%
2021	1.40% to 1.40%	—	29.14 to 29.14	—	0.00%	25.03% to 25.03%
2020	1.40% to 1.40%	—	23.31 to 23.31	—	0.00%	6.16% to 6.16%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2024	1.45% to 2.70%	6,166	33.11 to 15.48	171	1.14%	14.99% to 13.52%
2023	1.45% to 2.70%	6,724	28.80 to 13.64	162	1.96%	12.36% to 10.94%
2022	1.45% to 2.70%	7,216	25.63 to 12.29	156	1.11%	(9.56)% to (10.70)%
2021	1.45% to 2.70%	10,608	28.34 to 13.77	258	1.32%	24.78% to 23.20%
2020	1.45% to 2.70%	12,268	22.71 to 11.18	241	1.16%	5.94% to 4.59%
ClearBridge Variable Growth Portfolio — Class II
2024	1.45% to 1.80%	2,831	45.40 to 42.03	126	0.12%	10.78% to 10.39%
2023	1.45% to 1.80%	3,152	40.98 to 38.08	127	0.07%	22.34% to 21.91%
2022	1.45% to 1.80%	3,463	33.50 to 31.23	114	0.00%	(27.65)% to (27.91)%
2021	1.45% to 1.80%	5,856	46.30 to 43.32	269	0.17%	8.45% to 8.06%
2020	1.45% to 1.80%	5,914	42.69 to 40.09	251	0.58%	16.02% to 15.61%
ClearBridge Variable Large Cap Value Portfolio — Class I
2024	1.45% to 1.85%	11,231	19.62 to 18.84	217	1.28%	6.50% to 6.07%
2023	1.45% to 1.85%	10,518	18.42 to 17.76	191	1.27%	13.43% to 12.97%
2022	1.45% to 1.85%	12,596	16.24 to 15.72	202	1.32%	(7.78)% to (8.16)%
2021	1.45% to 1.85%	13,339	17.61 to 17.11	233	1.07%	24.38% to 23.88%
2020	1.45% to 1.85%	13,807	14.16 to 13.82	194	1.38%	3.72% to 3.30%
Lincoln Variable Insurance Products Trust
LVIP American Century Disciplined Core Value Fund — Standard Class II
2024	1.45% to 1.60%	901	44.96 to 43.46	40	1.33%	11.44% to 11.27%
2023	1.45% to 1.60%	1,055	40.35 to 39.06	42	1.52%	7.08% to 6.92%
2022	1.45% to 2.70%	11,816	37.68 to 11.81	283	1.86%	(14.00)% to (15.09)%
2021	1.45% to 2.70%	7,944	43.81 to 13.90	219	0.98%	21.86% to 20.31%
2020	1.45% to 2.70%	30,868	35.95 to 11.56	686	1.93%	10.19% to 8.79%
LVIP American Century Inflation Protection Fund — Service Class
2024	1.15% to 2.95%	239,208	12.81 to 9.21	2,821	3.73%	0.36% to (1.47)%
2023	1.15% to 2.95%	242,366	12.77 to 9.34	2,867	3.32%	2.21% to 0.36%
2022	1.15% to 2.95%	251,713	12.49 to 9.31	2,934	5.01%	(14.08)% to (15.64)%
2021	1.15% to 2.95%	228,671	14.53 to 11.04	3,114	3.12%	5.05% to 3.13%
2020	1.15% to 2.95%	226,751	13.84 to 10.70	2,964	1.19%	8.29% to 6.32%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
LVIP American Century International Fund — Standard Class II
2024	1.45% to 2.70%	12,054	28.16 to 11.18	199	1.58%	1.11% to (0.18)%
2023	1.45% to 2.70%	13,158	27.85 to 11.20	221	1.16%	10.94% to 9.54%
2022	1.45% to 2.70%	9,741	25.10 to 10.23	149	1.46%	(25.84)% to (26.78)%
2021	1.45% to 2.70%	10,394	33.85 to 13.97	209	0.23%	7.17% to 5.81%
2020	1.45% to 2.70%	29,693	31.59 to 13.20	530	0.47%	24.05% to 22.48%
LVIP American Century Ultra® Fund — Standard Class II
2024	1.45% to 1.60%	7,370	84.09 to 81.28	601	0.00%	26.92% to 26.73%
2023	1.45% to 1.60%	7,845	66.25 to 64.14	504	0.00%	41.44% to 41.22%
2022	1.45% to 1.60%	8,133	46.84 to 45.42	370	0.00%	(33.36)% to (33.46)%
2021	1.45% to 2.70%	9,890	70.29 to 19.00	633	0.00%	21.37% to 19.84%
2020	1.45% to 2.70%	13,974	57.91 to 15.85	706	0.00%	47.68% to 45.81%
LVIP American Century Value Fund — Standard Class II
2024	1.45% to 1.60%	3,320	47.32 to 45.74	156	2.39%	7.89% to 7.72%
2023	1.45% to 2.70%	14,928	43.86 to 13.40	476	2.33%	7.52% to 6.16%
2022	1.45% to 2.70%	14,308	40.79 to 12.62	448	2.08%	(0.91)% to (2.17)%
2021	1.45% to 2.70%	10,543	41.17 to 12.90	361	1.56%	22.71% to 21.15%
2020	1.45% to 1.60%	7,565	33.55 to 32.63	250	2.32%	(0.49)% to (0.64)%
LVIP JPMorgan Core Bond Fund — Standard Class
2024	1.45% to 2.70%	84,351	14.05 to 8.82	1,079	4.52%	0.24% to (1.04)%
2023	1.45% to 2.70%	76,493	14.01 to 8.91	986	3.66%	4.38% to 3.05%
2022	1.45% to 2.70%	88,377	13.43 to 8.65	1,090	1.99%	(13.84)% to (14.93)%
2021	1.45% to 2.70%	102,978	15.58 to 10.17	1,456	2.38%	(2.79)% to (4.02)%
2020	1.45% to 2.70%	175,216	16.03 to 10.59	2,528	1.89%	6.28% to 4.93%
LVIP JPMorgan Mid Cap Value Fund — Standard Class
2024	1.45% to 2.70%	19,927	51.58 to 13.84	717	1.17%	12.62% to 11.18%
2023	1.45% to 2.70%	23,309	45.80 to 12.44	748	2.95%	9.31% to 7.93%
2022	1.45% to 1.60%	12,945	41.90 to 41.03	533	0.96%	(9.49)% to (9.63)%
2021	1.45% to 2.70%	18,647	46.29 to 12.90	700	0.99%	28.00% to 26.38%
2020	1.45% to 2.70%	29,277	36.16 to 10.21	761	1.63%	(1.09)% to (2.34)%
LVIP JPMorgan Small Cap Core Fund — Standard Class
2024	1.45% to 2.70%	11,074	47.49 to 12.96	293	0.73%	10.08% to 8.68%
2023	1.45% to 1.60%	3,384	43.14 to 42.19	143	1.35%	11.46% to 11.30%
2022	1.45% to 1.80%	3,817	38.70 to 36.86	145	0.45%	(20.52)% to (20.80)%
2021	1.45% to 1.80%	3,743	48.69 to 46.55	179	0.53%	19.63% to 19.20%
2020	1.45% to 2.70%	13,581	40.71 to 11.69	323	0.83%	12.04% to 10.62%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
LVIP JPMorgan U.S. Equity Fund — Standard Class
2024	1.45% to 2.70%	6,531	58.27 to 19.71	331	0.30%	22.18% to 20.62%
2023	1.45% to 2.70%	23,120	47.69 to 16.34	921	1.54%	25.32% to 23.74%
2022	1.45% to 2.70%	30,986	38.05 to 13.21	978	0.56%	(19.87)% to (20.89)%
2021	1.45% to 2.70%	39,215	47.49 to 16.70	1,466	0.71%	27.47% to 25.85%
2020	1.45% to 2.70%	41,822	37.26 to 13.27	1,238	0.83%	23.45% to 21.88%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2024	1.45% to 1.70%	5,999	40.29 to 48.59	254	0.46%	17.48% to 17.18%
2023	1.45% to 1.70%	6,450	34.29 to 41.46	232	0.45%	16.95% to 16.65%
2022	1.45% to 1.70%	7,329	29.32 to 35.54	224	0.38%	(17.89)% to (18.10)%
2021	1.45% to 1.70%	10,470	35.72 to 43.40	392	0.41%	24.67% to 24.36%
2020	1.45% to 1.70%	12,504	28.65 to 34.90	374	0.43%	11.95% to 11.67%
MFS® New Discovery Series —Service Class Shares
2024	1.45% to 1.85%	10,395	36.18 to 37.82	379	0.00%	4.88% to 4.46%
2023	1.45% to 1.85%	10,404	34.50 to 36.21	361	0.00%	12.60% to 12.15%
2022	1.45% to 1.85%	10,847	30.64 to 32.29	335	0.00%	(31.01)% to (31.29)%
2021	1.40% to 1.85%	11,216	66.59 to 46.99	508	0.00%	0.15% to (0.31)%
2020	1.40% to 1.85%	12,101	66.49 to 47.14	552	0.00%	43.55% to 42.89%
MFS® Total Return Series — Service Class Shares
2024	1.45% to 2.95%	169,765	29.53 to 11.98	3,434	2.24%	5.89% to 4.27%
2023	1.45% to 2.95%	195,612	27.88 to 11.49	3,743	1.79%	8.62% to 6.98%
2022	1.45% to 2.95%	222,594	25.67 to 10.74	4,030	1.45%	(11.14)% to (12.49)%
2021	1.45% to 2.95%	280,311	28.89 to 12.27	5,699	1.57%	12.19% to 10.48%
2020	1.45% to 2.95%	333,849	25.75 to 11.11	6,085	2.07%	7.93% to 6.29%
MFS® Utilities Series — Service Class Shares
2024	1.45% to 1.70%	21,803	40.99 to 20.15	736	2.06%	9.72% to 9.44%
2023	1.45% to 1.70%	24,662	37.36 to 18.41	752	3.37%	(3.74)% to (3.99)%
2022	1.45% to 1.70%	25,127	38.81 to 19.18	811	2.19%	(0.97)% to (1.23)%
2021	1.45% to 1.80%	39,878	39.19 to 48.60	1,380	1.52%	12.17% to 11.77%
2020	1.45% to 1.80%	45,027	34.94 to 43.48	1,362	2.20%	4.09% to 3.72%
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares
2024	1.45% to 1.60%	2,224	11.34 to 11.15	25	3.75%	1.41% to 1.26%
2023	1.45% to 1.60%	2,589	11.18 to 11.01	29	3.59%	5.81% to 5.65%
2022	1.45% to 1.80%	4,368	10.57 to 10.22	45	3.03%	(15.09)% to (15.40)%
2021	1.45% to 1.80%	4,589	12.45 to 12.08	56	2.48%	(1.35)% to (1.70)%
2020	1.45% to 1.80%	6,798	12.62 to 12.29	85	3.51%	7.53% to 7.15%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Massachusetts Investors Growth Stock Portfolio —Service Class Shares
2024	1.45% to 2.70%	25,609	28.81 to 16.95	702	0.14%	14.29% to 12.83%
2023	1.45% to 2.70%	22,000	25.21 to 15.02	536	0.05%	21.92% to 20.38%
2022	1.45% to 2.70%	25,670	20.68 to 12.48	514	0.00%	(20.61)% to (21.62)%
2021	1.45% to 1.85%	19,735	26.05 to 25.34	509	0.03%	23.84% to 23.33%
2020	1.45% to 1.85%	21,779	21.03 to 20.55	454	0.22%	20.43% to 19.94%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2024	1.45% to 1.70%	12,778	18.38 to 15.36	218	6.32%	2.06% to 1.80%
2023	1.45% to 1.70%	12,986	18.01 to 15.09	218	2.84%	6.46% to 6.19%
2022	1.45% to 1.70%	14,054	16.91 to 14.21	222	7.52%	(13.14)% to (13.36)%
2021	1.45% to 1.70%	15,215	19.47 to 16.41	276	10.85%	14.36% to 14.07%
2020	1.45% to 1.70%	14,945	17.03 to 14.38	236	4.87%	6.34% to 6.07%
High Yield Portfolio —Administrative Class Shares
2024	1.15% to 2.95%	152,630	20.27 to 10.39	3,002	5.83%	5.65% to 3.72%
2023	1.15% to 2.95%	180,453	19.19 to 10.01	3,384	5.66%	10.93% to 8.92%
2022	1.15% to 2.95%	196,759	17.30 to 9.19	3,421	5.09%	(11.31)% to (12.92)%
2021	1.15% to 2.95%	138,003	19.51 to 10.56	2,880	4.44%	2.44% to 0.57%
2020	1.15% to 2.95%	181,682	19.04 to 10.50	3,616	4.87%	4.52% to 2.62%
International Bond Portfolio (U.S. Dollar Hedged) —Administrative Class Shares
2024	1.45% to 1.60%	425	19.95 to 18.62	8	3.62%	3.92% to 3.77%
2023	1.45% to 1.60%	386	19.20 to 17.95	7	2.58%	7.44% to 7.28%
2022	1.45% to 1.60%	401	17.87 to 16.73	7	1.49%	(11.45)% to (11.59)%
2021	1.45% to 1.80%	1,317	20.18 to 18.17	24	1.62%	(3.38)% to (3.72)%
2020	1.45% to 1.80%	1,556	20.89 to 18.88	30	6.10%	4.03% to 3.66%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2024	1.15% to 2.95%	262,559	14.10 to 6.78	3,433	2.73%	(7.10)% to (8.80)%
2023	1.15% to 2.95%	528,357	15.17 to 7.44	7,371	2.38%	2.79% to 0.92%
2022	1.15% to 2.95%	568,406	14.76 to 7.37	7,771	2.05%	(29.69)% to (30.97)%
2021	1.15% to 2.95%	390,869	21.00 to 10.68	7,772	1.55%	(5.88)% to (7.59)%
2020	1.15% to 2.95%	321,402	22.31 to 11.56	6,994	1.67%	16.04% to 13.93%
Low Duration Portfolio —Administrative Class Shares
2024	1.15% to 2.95%	439,655	12.03 to 9.08	4,938	4.00%	3.29% to 1.40%
2023	1.15% to 2.95%	634,613	11.64 to 8.95	6,911	3.60%	3.77% to 1.88%
2022	1.15% to 2.95%	634,100	11.22 to 8.79	6,698	1.56%	(6.82)% to (8.51)%
2021	1.15% to 2.95%	946,074	12.04 to 9.60	10,756	0.52%	(2.07)% to (3.85)%
2020	1.15% to 2.95%	1,050,777	12.30 to 9.99	12,278	1.04%	1.80% to (0.05)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Total Return Portfolio —Administrative Class Shares
2024	1.15% to 2.95%	807,151	14.53 to 8.67	11,151	4.03%	1.35% to (0.51)%
2023	1.15% to 2.95%	760,870	14.33 to 8.71	10,522	3.56%	4.72% to 2.82%
2022	1.15% to 2.95%	622,055	13.69 to 8.47	8,500	2.54%	(15.28)% to (16.82)%
2021	1.15% to 2.95%	1,002,357	16.16 to 10.19	15,939	1.82%	(2.40)% to (4.18)%
2020	1.15% to 2.95%	930,974	16.56 to 10.63	15,435	2.14%	7.40% to 5.44%
Rydex Variable Trust
NASDAQ — 100® Fund
2024	1.45% to 1.60%	3,235	68.27 to 78.18	229	0.21%	22.10% to 21.91%
2023	1.45% to 1.60%	3,101	55.91 to 64.13	179	0.00%	51.01% to 50.78%
2022	1.45% to 1.60%	3,519	37.03 to 42.53	135	0.00%	(35.10)% to (35.19)%
2021	1.45% to 1.70%	4,095	57.05 to 78.26	241	0.00%	23.72% to 23.41%
2020	1.45% to 1.70%	4,939	46.11 to 63.42	236	0.29%	42.86% to 42.50%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2024	1.40% to 1.80%	26,922	15.09 to 11.67	314	3.16%	(2.21)% to (2.61)%
2023	1.40% to 1.80%	27,780	15.43 to 11.99	331	2.03%	3.22% to 2.80%
2022	1.40% to 1.80%	29,028	14.95 to 11.66	337	2.42%	(15.58)% to (15.92)%
2021	1.40% to 1.80%	33,651	17.71 to 13.87	467	2.26%	(3.19)% to (3.58)%
2020	1.40% to 1.80%	33,760	18.29 to 14.38	488	2.43%	5.53% to 5.10%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2024	1.40% to 1.65%	8,658	59.53 to 59.64	546	0.00%	29.21% to 28.88%
2023	1.40% to 1.65%	9,516	46.08 to 46.27	466	0.00%	44.24% to 43.87%
2022	1.40% to 1.80%	11,762	31.94 to 32.75	398	0.00%	(31.40)% to (31.68)%
2021	1.40% to 1.80%	12,474	46.57 to 47.94	616	0.00%	23.22% to 22.72%
2020	1.40% to 1.80%	15,453	37.79 to 39.06	624	0.03%	31.74% to 31.21%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2024	1.40% to 1.80%	22,175	73.19 to 49.86	891	2.57%	8.91% to 8.47%
2023	1.15% to 2.95%	272,471	23.70 to 10.39	6,207	3.08%	12.20% to 10.16%
2022	1.15% to 2.95%	142,698	21.12 to 9.43	3,089	2.14%	(25.79)% to (27.14)%
2021	1.40% to 1.80%	29,572	81.12 to 55.95	1,375	1.18%	39.82% to 39.26%
2020	1.15% to 2.95%	160,606	20.31 to 9.41	3,623	0.51%	(6.33)% to (8.03)%
S&P 500® Index V.I.S. Fund —Class 1 Shares
2024	1.40% to 1.80%	125,624	52.60 to 48.05	6,293	1.10%	22.87% to 22.37%
2023	1.40% to 1.80%	140,949	42.81 to 39.27	5,746	1.26%	24.20% to 23.70%
2022	1.40% to 1.80%	165,132	34.47 to 31.75	5,428	1.28%	(19.45)% to (19.78)%
2021	1.40% to 1.80%	184,197	42.80 to 39.57	7,529	1.02%	26.48% to 25.96%
2020	1.40% to 1.80%	225,362	33.84 to 31.42	7,259	1.74%	16.27% to 15.80%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Small-Cap Equity V.I.S. Fund —Class 1 Shares
2024	1.40% to 1.80%	20,382	54.38 to 39.81	869	0.11%	8.77% to 8.32%
2023	1.40% to 1.80%	21,344	50.00 to 36.75	830	0.00%	11.97% to 11.51%
2022	1.40% to 1.80%	30,000	44.65 to 32.96	1,035	0.00%	(16.58)% to (16.92)%
2021	1.40% to 1.80%	39,654	53.52 to 39.67	1,664	0.00%	18.85% to 18.36%
2020	1.40% to 1.80%	47,188	45.04 to 33.51	1,662	0.00%	12.93% to 12.47%
Total Return V.I.S. Fund — Class 1 Shares
2024	1.40% to 2.10%	340,541	27.33 to 18.46	7,843	4.66%	9.74% to 8.96%
2023	1.40% to 2.10%	359,363	24.91 to 16.94	7,559	2.30%	13.88% to 13.07%
2022	1.40% to 2.10%	382,269	21.87 to 14.98	7,087	0.91%	(17.67)% to (18.26)%
2021	1.40% to 2.10%	399,403	26.57 to 18.33	9,026	2.09%	11.86% to 11.07%
2020	1.40% to 2.10%	428,249	23.75 to 16.50	8,649	1.92%	4.95% to 4.21%
Total Return V.I.S. Fund — Class 3 Shares
2024	1.35% to 2.95%	1,994,639	15.85 to 11.28	30,246	4.04%	9.55% to 7.76%
2023	1.35% to 2.95%	2,378,033	14.47 to 10.46	33,164	1.95%	13.66% to 11.82%
2022	1.35% to 2.95%	2,753,761	12.73 to 9.36	34,115	0.38%	(17.84)% to (19.17)%
2021	1.35% to 2.95%	3,164,223	15.49 to 11.58	48,168	1.76%	11.67% to 9.86%
2020	1.35% to 2.95%	3,566,001	13.87 to 10.54	49,828	1.61%	4.71% to 3.01%
U.S. Equity V.I.S. Fund — Class 1 Shares
2024	1.40% to 1.70%	9,018	56.71 to 37.28	439	0.41%	22.79% to 22.42%
2023	1.40% to 1.70%	9,288	46.19 to 30.45	370	0.42%	26.13% to 25.74%
2022	1.40% to 1.70%	16,576	36.62 to 24.22	520	0.37%	(20.04)% to (20.29)%
2021	1.40% to 1.70%	26,355	45.80 to 30.38	1,027	0.33%	23.74% to 23.36%
2020	1.40% to 1.70%	30,264	37.01 to 24.63	958	0.52%	20.92% to 20.55%
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2024	1.40% to 1.40%	4,006	56.48 to 56.48	226	0.00%	40.87% to 40.87%
2023	1.40% to 1.40%	6,427	40.09 to 40.09	258	0.00%	30.82% to 30.82%
2022	1.40% to 1.40%	6,455	30.65 to 30.65	198	0.00%	(39.51)% to (39.51)%
2021	1.40% to 1.40%	7,888	50.66 to 50.66	400	0.00%	10.28% to 10.28%
2020	1.40% to 1.40%	9,410	45.94 to 45.94	432	0.18%	64.69% to 64.69%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2024	1.40% to 1.40%	2,447	32.29 to 32.29	79	0.38%	6.61% to 6.61%
2023	1.40% to 1.40%	2,574	30.29 to 30.29	78	0.00%	14.87% to 14.87%
2022	1.40% to 1.40%	2,666	26.37 to 26.37	70	0.00%	(38.88)% to (38.88)%
2021	1.40% to 1.40%	2,865	43.14 to 43.14	124	0.00%	(7.37)% to (7.37)%
2020	1.40% to 1.40%	2,939	46.58 to 46.58	137	1.04%	64.81% to 64.81%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2024	1.45% to 2.70%	27,883	20.94 to 15.21	363	0.00%	2.44% to 1.13%
2023	1.15% to 2.95%	283,490	8.38 to 14.87	2,636	0.00%	0.42% to (1.41)%
2022	1.45% to 2.30%	30,065	20.42 to 9.52	377	0.00%	19.79% to 18.75%
2021	1.15% to 2.30%	47,655	6.95 to 8.01	460	0.00%	23.59% to 22.16%
2020	1.15% to 2.95%	456,696	5.62 to 10.53	2,871	0.00%	10.53% to 8.52%
PSF PGIM Jennison Blend Portfolio — Class II Shares
2024	1.45% to 1.70%	21,418	12.86 to 12.83	275	0.00%	23.97% to 23.66%
2023 (6)	1.45% to 1.70%	20,133	10.38 to 10.38	209	0.00%	3.77% to 3.76%
PSF PGIM Jennison Growth Portfolio —Class II Shares
2024	1.45% to 1.60%	2,731	94.27 to 91.21	250	0.00%	28.45% to 28.26%
2023	1.45% to 1.60%	7,070	73.39 to 71.11	503	0.00%	50.69% to 50.46%
2022	1.45% to 1.60%	7,116	48.70 to 47.26	337	0.00%	(38.75)% to (38.84)%
2021	1.45% to 1.60%	7,161	79.51 to 77.28	554	0.00%	13.88% to 13.71%
2020	1.45% to 1.60%	7,185	69.82 to 67.97	489	0.00%	53.32% to 53.08%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021, to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022, to December 31, 2022.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 8, 2023, to December 31, 2023.
(7)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 26, 2024, to December 31, 2024